N-4		12 Months Ended
	Apr. 27, 2026 USD ($) yr	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	RIVERSOURCE VARIABLE ACCOUNT 10
Entity Central Index Key	0001000191
Entity Investment Company Type	N-4
Document Period End Date	Apr. 27, 2026
Amendment Flag	false
RVS RAVA Apex Variable Annuity
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES, EXPENSES AND ADJUSTMENTS	Location in Statutory Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. You may select a five -year, a seven-year or ten-year surrender charge schedule at the time of application. If you make a withdrawal or surrender, depending on the surrender charge schedule you have chosen, we may assess a surrender charge as high as 8% during the ten years following any purchase payment.
For example, if you select a ten-year surrender charge schedule and make an early withdrawal, you could pay a surrender charge of up to $8,000 on a
$100,000 investment.
Fee Table and Examples Charges and Adjustments – Transaction Expenses – Surrender Charge
Are There Transaction Charges?	No. Other than surrender charges, we do not assess any transaction charges.
Are There Ongoing Fees and Expenses?
Yes. The table below describes the current fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your Contract Data page for information about the specific fees you will pay each year based on the options you have elected.
				Fee Table and Examples Appendix A: Investment Options Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract(1) (varies by surrender charge schedule chosen, death benefit option, age band, size band and Contract value)	0.66%	1.51%
	Fund options (Funds fees and expenses)(2)	0.51%	2.32%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)(3)	0.10%	1.00%
(1) As a percentage of average daily contract value in the variable account. Includes the
Mortality and Expense Fee and contract administrative charge.
(2) As a percentage of Fund net assets.
(3) As a percentage of Contract Value or the greater of Contract Value or applicable guaranteed benefit amount (varies by optional benefit). The Minimum is percentage of average daily Contract value in the Variable Account. Maximum is percentage of greater of Contract value or guaranteed death benefit amount.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,337	Highest Annual Cost: $2,697
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract features and Fund fees
and expenses
•No optional benefits
•No sales charge
•No additional purchase payments,
transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Contract features, optional
benefits and Fund fees and
expenses
•No sales charge
•No additional purchase payments,
transfers or withdrawals

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
Yes. You may select a five -year, a seven-year or ten-year surrender charge schedule at the time of application. If you make a withdrawal or surrender, depending on the surrender charge schedule you have chosen, we may assess a surrender charge as high as 8% during the ten years following any purchase payment.
For example, if you select a ten-year surrender charge schedule and make an early withdrawal, you could pay a surrender charge of up to $8,000 on a
$100,000 investment.
Fee Table and Examples Charges and Adjustments – Transaction Expenses – Surrender Charge

Surrender Charge Phaseout Period, Years | yr	10
Surrender Charge (of Purchase Payments) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Transaction Charges [Text Block]
Are There Transaction Charges?	No. Other than surrender charges, we do not assess any transaction charges.

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
Yes. The table below describes the current fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your Contract Data page for information about the specific fees you will pay each year based on the options you have elected.
				Fee Table and Examples Appendix A: Investment Options Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract(1) (varies by surrender charge schedule chosen, death benefit option, age band, size band and Contract value)	0.66%	1.51%
	Fund options (Funds fees and expenses)(2)	0.51%	2.32%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)(3)	0.10%	1.00%
(1) As a percentage of average daily contract value in the variable account. Includes the
Mortality and Expense Fee and contract administrative charge.
(2) As a percentage of Fund net assets.
(3) As a percentage of Contract Value or the greater of Contract Value or applicable guaranteed benefit amount (varies by optional benefit). The Minimum is percentage of average daily Contract value in the Variable Account. Maximum is percentage of greater of Contract value or guaranteed death benefit amount.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,337	Highest Annual Cost: $2,697
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract features and Fund fees
and expenses
•No optional benefits
•No sales charge
•No additional purchase payments,
transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Contract features, optional
benefits and Fund fees and
expenses
•No sales charge
•No additional purchase payments,
transfers or withdrawals

Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.66%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.51%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.51%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.32%
Optional Benefits Minimum [Percent]	0.10%
Optional Benefits Maximum [Percent]	1.00%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of average daily contract value in the variable account. Includes the Mortality and Expense Fee and contract administrative charge.
Optional Benefits Footnotes [Text Block]	As a percentage of Contract Value or the greater of Contract Value or applicable guaranteed benefit amount (varies by optional benefit). The Minimum is percentage of average daily Contract value in the Variable Account. Maximum is percentage of greater of Contract value or guaranteed death benefit amount.
Investment Options Footnotes [Text Block]	As a percentage of Fund net assets.
Lowest Annual Cost [Dollars]	$ 1,337
Highest Annual Cost [Dollars]	$ 2,697
Risks [Table Text Block]
RISKS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract including loss of principal.	Principal Risks of Investing in the Contract
Is This a Short-Term Investment?
No.
•The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis.
•The Contract has surrender charges that may apply for the first five, seven or ten year period after each purchase payment. The surrender charges may reduce the value of your Contract if you withdraw money during surrender charge period. Surrenders may also reduce contract guarantees.
•Surrenders may also be subject to taxes and tax penalties.
•The benefits of tax deferral and long-term income mean the contract is generally more beneficial to investors with a long term investment horizon.
Principal Risks of Investing in the Contract Charges and Adjustments – Transaction Expenses – Surrender Charge
What Are the Risks Associated with the Investment Options?
•An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.
•Each investment option (including under any fixed account investment options) has its own unique risks.
•You should review the investment options before making any investment decisions.
Principal Risks of Investing in the Contract The Variable Account and the Funds
What Are the Risks Related to the Insurance Company?
Any obligations (including under the Fixed Account), guarantees or benefits we may provide under the contract that exceed the value of amounts held in the Variable Account are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about RiverSource
Life, including our financial strength ratings, is available by contacting us at
1-800-862-7919.
Principal Risks of Investing in the Contract The General Account

Investment Restrictions [Text Block]	Yes.•Subject to certain restrictions, you may transfer your Contract value among the subaccounts without charge at any time before the annuitization start date, and once per contract year after the annuitization start date.•We reserve the right to modify, restrict or suspend your transfer privileges if we determine that your transfer activity constitutes market timing.•We reserve the right to limit the number of transfers allowed each contract year. The limit will not be less than 12 transfers per contract year.•We reserve the right to add, remove or substitute Funds as investment options. We also reserve the right, upon notification to you, to close or restrict any Funds.
Key Information, Benefit Restrictions [Text Block]	Yes.•Enhanced Legacy Benefit limits or restricts the investment options you may select under the Contract. If you later decide you do not want to invest in those approved investment options, you must request a full surrender.•Enhanced Legacy Benefit may limit subsequent purchase payments.•Withdrawals may substantially reduce the benefit.•We may stop offering an optional benefit at any time for new sales.
Tax Implications [Text Block]	•Consult with a tax advisor to determine the tax implications of an investment in and payments and withdrawals received under this Contract.•If you purchase the Contract through a tax-qualified plan or individual retirement account, you do not get any additional tax benefit.•Earnings under your contract are taxed at ordinary income tax rates generally when withdrawn. You may have to pay a 10% tax penalty if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	Your investment professional may receive compensation for selling this Contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This financial incentive may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
Exchanges [Text Block]	If you already own an annuity or insurance Contract, some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should only exchange a Contract you already own if you determine, after comparing the features, fees, and risks of both Contracts, that it is better for you to purchase the new Contract rather than continue to own your existing Contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	Fee Table and ExamplesThe following tables describe the fees, expenses and adjustments that you will pay when buying, owning, surrendering, or making withdrawals from an investment option or from the Contract. Please refer to your Contract Data page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract. State premium taxes also may be deducted.
Transaction ExpensesSurrender Charges
Surrender charges (as a percentage of purchase payments surrendered)(1)	Ten-year	Seven-year	Five-year
Maximum	8%	7%	7%
(1)You select either a five-year, seven-year or ten-year surrender charge schedule at the time of application. A five-year surrender charge schedule was available for applications dated on or after 5/31/2022. For the purpose of surrender charge calculations, we consider that the year is completed one day prior to the anniversary of the day each purchase payment was received.
Ten-year schedule		Seven-year schedule		Five-year schedule
Number of completed years from date of each purchase payment	Surrender charge percentage applied to each purchase payment	Number of completed years from date of each purchase payment	Surrender charge percentage applied to each purchase payment	Number of completed years from date of each purchase payment	Surrender charge percentage applied to each purchase payment
0	8%	0	7%	0	7%
1	8	1	7	1	7
2	8	2	7	2	6
3	7	3	6	3	6
4	6	4	5	4	5
5	5	5	4	5 +	0
6	4	6	2
7	3	7 +	0
8	2
9	1
10 +	0
The next table describes the fees and expenses that you will pay each year during the time that you own the contract (not including Funds fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.
Annual Contract ExpensesAdministrative Expenses
(assessed annually and upon full surrender)
Annual contract administrative charge*	Maximum: $80	Current: $50
Annual contract administrative charge if your contract value equals or exceeds $50,000	Maximum: $30	Current: $0
* Upon full surrender of the contract, we will assess this charge even if your contract value equals or exceeds $50,000. Base Contract Expenses(1)
(as a percentage of average daily contract value in the variable account) Age band is determined based on your age on the application date. Size band is determined quarterly and for the first contract year only, at the time of each purchase payment. For more information on how we determine age band and size band, please see section "Charges and Adjustments – Annual Contract Expenses – Mortality and Expense Risk Fee". (1) Base Contract Expenses are called Mortality and Expense Risk Fee in the Contract and elsewhere in this prospectus. Standard ROPP Death Benefit
Surrender Charge:	Age Band	Size Band	Base Contract Expenses
10-year	0-80	Less than $1,000,000	0.95%
	0-80	$1,000,000 and greater	0.85%

	81+	Less than $1,000,000	1.30%
	81+	$1,000,000 and greater	1.20%
Surrender Charge:	Age Band	Size Band	Base Contract Expenses

7-year	0-80	Less than $1,000,000	1.05%
	0-80	$1,000,000 and greater	0.95%

	81+	Less than $1,000,000	1.40%
	81+	$1,000,000 and greater	1.30%

5-year	0-80	Less than $1,000,000	1.15%
	0-80	$1,000,000 and greater	1.05%

	81+	Less than $1,000,000	1.50%
	81+	$1,000,000 and greater	1.40%
Contract Value Death Benefit For non-qualified contracts only, you can opt out of the Standard ROPP Death Benefit and select the Contract Value Death Benefit.
Surrender Charge:	Age Band*	Size Band	Base Contract Expenses
10-year	All Ages	Less than $1,000,000	0.75%
	All Ages	$1,000,000 and greater	0.65%

7-year	All Ages	Less than $1,000,000	0.85%
	All Ages	$1,000,000 and greater	0.75%

5-year	All Ages	Less than $1,000,000	0.95%
	All Ages	$1,000,000 and greater	0.85%
* For Contract Value Death Benefit, the Mortality and Expense Risk Fee does not vary by age. Optional Benefit Expenses Optional Death Benefits If your contract has the Standard ROPP Death Benefit, you may select one of the following optional death benefit riders for an additional fee.
MAV Death Benefit	Maximum: 0.25%	Current: 0.25%
5-year MAV Death Benefit	Maximum: 0.10%	Current: 0.10%
(as a percentage of average daily contract value in the variable account) If you choose one of the above optional death benefits, we will charge the rider fee  in addition to your mortality and expense risk fee.
Benefit Protector Death Benefit	Maximum: 0.25%	Current: 0.25%
(as a percentage of contract value charged annually on the contract anniversary.)
Enhanced LegacySM Benefit	Maximum: 1.75%	Current*: 1.00%
(Charged annually on the contract anniversary. Prior to age 86, the charge is calculated by multiplying the annual rider fee by the greater of the ROPP value, Accumulation Death Benefit (ADB) value (after any increase is added) or MAV or the contract value. On or following age 86, the charge is calculated by multiplying the annual rider fee by the greater of the ROPP value, ADB value (after any increase is added) or MAV). *For contracts with application dates before 10/16/2023, the Current fee is 0.95%.The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of investment options available under the contract, including their annual expenses, may be found in Appendix A.
Annual Fund Expenses(1)
Total Annual Fund Expenses	Minimum(%)	Maximum(%)
(expenses deducted from the Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.51	2.32
	(1)Total annual Fund operating expenses are deducted from amounts that are allocated to the Fund. They include management fees and other expenses and may include distribution (12b-1) fees. Other expenses may include service fees that may be used to compensate service providers, including us and our affiliates, for administrative and contract owner services provided on behalf of the Fund. The amount of these payments will vary by Fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. Distribution (12b-1) fees are used to finance any activity that is primarily intended to result in the sale of Fund shares. Because 12b-1 fees are paid out of Fund assets on an ongoing basis, you may pay more if you select Subaccounts investing in Funds that have adopted 12b-1 plans than if you select Subaccounts investing in Funds that have not adopted 12b-1 plans. For a more complete description of each Fund’s fees and expenses and important disclosure regarding payments the Fund and/or its affiliates make, please review the Fund’s prospectus and SAI.
Transaction Expenses [Table Text Block]
Transaction ExpensesSurrender Charges
Surrender charges (as a percentage of purchase payments surrendered)(1)	Ten-year	Seven-year	Five-year
Maximum	8%	7%	7%
(1)You select either a five-year, seven-year or ten-year surrender charge schedule at the time of application. A five-year surrender charge schedule was available for applications dated on or after 5/31/2022. For the purpose of surrender charge calculations, we consider that the year is completed one day prior to the anniversary of the day each purchase payment was received.
Ten-year schedule		Seven-year schedule		Five-year schedule
Number of completed years from date of each purchase payment	Surrender charge percentage applied to each purchase payment	Number of completed years from date of each purchase payment	Surrender charge percentage applied to each purchase payment	Number of completed years from date of each purchase payment	Surrender charge percentage applied to each purchase payment
0	8%	0	7%	0	7%
1	8	1	7	1	7
2	8	2	7	2	6
3	7	3	6	3	6
4	6	4	5	4	5
5	5	5	4	5 +	0
6	4	6	2
7	3	7 +	0
8	2
9	1
10 +	0
	The next table describes the fees and expenses that you will pay each year during the time that you own the contract (not including Funds fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.
Deferred Sales Load, Footnotes [Text Block]	(1)You select either a five-year, seven-year or ten-year surrender charge schedule at the time of application. A five-year surrender charge schedule was available for applications dated on or after 5/31/2022. For the purpose of surrender charge calculations, we consider that the year is completed one day prior to the anniversary of the day each purchase payment was received.
Ten-year schedule		Seven-year schedule		Five-year schedule
Number of completed years from date of each purchase payment	Surrender charge percentage applied to each purchase payment	Number of completed years from date of each purchase payment	Surrender charge percentage applied to each purchase payment	Number of completed years from date of each purchase payment	Surrender charge percentage applied to each purchase payment
0	8%	0	7%	0	7%
1	8	1	7	1	7
2	8	2	7	2	6
3	7	3	6	3	6
4	6	4	5	4	5
5	5	5	4	5 +	0
6	4	6	2
7	3	7 +	0
8	2
9	1
10 +	0

Annual Contract Expenses [Table Text Block]
Annual Contract ExpensesAdministrative Expenses
(assessed annually and upon full surrender)
Annual contract administrative charge*	Maximum: $80	Current: $50
Annual contract administrative charge if your contract value equals or exceeds $50,000	Maximum: $30	Current: $0
* Upon full surrender of the contract, we will assess this charge even if your contract value equals or exceeds $50,000. Base Contract Expenses(1)
(as a percentage of average daily contract value in the variable account) Age band is determined based on your age on the application date. Size band is determined quarterly and for the first contract year only, at the time of each purchase payment. For more information on how we determine age band and size band, please see section "Charges and Adjustments – Annual Contract Expenses – Mortality and Expense Risk Fee". (1) Base Contract Expenses are called Mortality and Expense Risk Fee in the Contract and elsewhere in this prospectus. Standard ROPP Death Benefit
Surrender Charge:	Age Band	Size Band	Base Contract Expenses
10-year	0-80	Less than $1,000,000	0.95%
	0-80	$1,000,000 and greater	0.85%

	81+	Less than $1,000,000	1.30%
	81+	$1,000,000 and greater	1.20%
Surrender Charge:	Age Band	Size Band	Base Contract Expenses

7-year	0-80	Less than $1,000,000	1.05%
	0-80	$1,000,000 and greater	0.95%

	81+	Less than $1,000,000	1.40%
	81+	$1,000,000 and greater	1.30%

5-year	0-80	Less than $1,000,000	1.15%
	0-80	$1,000,000 and greater	1.05%

	81+	Less than $1,000,000	1.50%
	81+	$1,000,000 and greater	1.40%
Contract Value Death Benefit For non-qualified contracts only, you can opt out of the Standard ROPP Death Benefit and select the Contract Value Death Benefit.
Surrender Charge:	Age Band*	Size Band	Base Contract Expenses
10-year	All Ages	Less than $1,000,000	0.75%
	All Ages	$1,000,000 and greater	0.65%

7-year	All Ages	Less than $1,000,000	0.85%
	All Ages	$1,000,000 and greater	0.75%

5-year	All Ages	Less than $1,000,000	0.95%
	All Ages	$1,000,000 and greater	0.85%
* For Contract Value Death Benefit, the Mortality and Expense Risk Fee does not vary by age. Optional Benefit Expenses Optional Death Benefits If your contract has the Standard ROPP Death Benefit, you may select one of the following optional death benefit riders for an additional fee.
MAV Death Benefit	Maximum: 0.25%	Current: 0.25%
5-year MAV Death Benefit	Maximum: 0.10%	Current: 0.10%
(as a percentage of average daily contract value in the variable account) If you choose one of the above optional death benefits, we will charge the rider fee  in addition to your mortality and expense risk fee.
Benefit Protector Death Benefit	Maximum: 0.25%	Current: 0.25%
(as a percentage of contract value charged annually on the contract anniversary.)
Enhanced LegacySM Benefit	Maximum: 1.75%	Current*: 1.00%
	(Charged annually on the contract anniversary. Prior to age 86, the charge is calculated by multiplying the annual rider fee by the greater of the ROPP value, Accumulation Death Benefit (ADB) value (after any increase is added) or MAV or the contract value. On or following age 86, the charge is calculated by multiplying the annual rider fee by the greater of the ROPP value, ADB value (after any increase is added) or MAV). *For contracts with application dates before 10/16/2023, the Current fee is 0.95%.
Administrative Expense, Maximum [Dollars]	$ 80
Administrative Expense, Current [Dollars]	$ 50
Administrative Expense, Footnotes [Text Block]	* Upon full surrender of the contract, we will assess this charge even if your contract value equals or exceeds $50,000.
Base Contract Expense, Footnotes [Text Block]	(1) Base Contract Expenses are called Mortality and Expense Risk Fee in the Contract and elsewhere in this prospectus.
Annual Portfolio Company Expenses [Table Text Block]
Annual Fund Expenses(1)
Total Annual Fund Expenses	Minimum(%)	Maximum(%)
(expenses deducted from the Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.51	2.32
	(1)Total annual Fund operating expenses are deducted from amounts that are allocated to the Fund. They include management fees and other expenses and may include distribution (12b-1) fees. Other expenses may include service fees that may be used to compensate service providers, including us and our affiliates, for administrative and contract owner services provided on behalf of the Fund. The amount of these payments will vary by Fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. Distribution (12b-1) fees are used to finance any activity that is primarily intended to result in the sale of Fund shares. Because 12b-1 fees are paid out of Fund assets on an ongoing basis, you may pay more if you select Subaccounts investing in Funds that have adopted 12b-1 plans than if you select Subaccounts investing in Funds that have not adopted 12b-1 plans. For a more complete description of each Fund’s fees and expenses and important disclosure regarding payments the Fund and/or its affiliates make, please review the Fund’s prospectus and SAI.
Portfolio Company Expenses [Text Block]	(expenses deducted from the Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.51%
Portfolio Company Expenses Maximum [Percent]	2.32%
Portfolio Company Expenses, Footnotes [Text Block]	Total annual Fund operating expenses are deducted from amounts that are allocated to the Fund. They include management fees and other expenses and may include distribution (12b-1) fees. Other expenses may include service fees that may be used to compensate service providers, including us and our affiliates, for administrative and contract owner services provided on behalf of the Fund. The amount of these payments will vary by Fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. Distribution (12b-1) fees are used to finance any activity that is primarily intended to result in the sale of Fund shares. Because 12b-1 fees are paid out of Fund assets on an ongoing basis, you may pay more if you select Subaccounts investing in Funds that have adopted 12b-1 plans than if you select Subaccounts investing in Funds that have not adopted 12b-1 plans. For a more complete description of each Fund’s fees and expenses and important disclosure regarding payments the Fund and/or its affiliates make, please review the Fund’s prospectus and SAI.
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the ContractRisk of Loss. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Short-Term Investment Risk. This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income means that this contract is more beneficial to investors with a long-term investment horizon. Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the contract. Withdrawals may be subject to a significant surrender charge , depending on the option you select. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A withdrawal may reduce the value of your standard and optional benefits. In addition, a withdrawal could reduce the value of certain optional death benefits by an amount greater than the amount withdrawn. A total withdrawal (surrender) will result in the termination of your contract. Subaccount Risk. Amounts that you invest in the subaccounts are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the subaccounts that you select make money, your contract value goes up, and if they lose money, your contract value goes down. Each subaccount’s performance depends on the performance of its underlying Fund. Each underlying Fund has its own investment risks, and you are exposed to the Fund’s investment risks when you invest in a subaccount. You are responsible for selecting subaccounts that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. For risks associated with the Special DCA Fixed Account, see Financial Strength and Claims-Paying Ability Risk below. Selection Risk. The optional benefits under the contract were designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose, or may not have chosen, the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may not be elected after your contract is issued. In addition, if you elected an optional benefit and if the contingencies upon which the benefit depend never occur, you will have paid for an optional benefit that did not provide a financial benefit. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit. Investment Restrictions Risk. The optional Enhanced Legacy Benefit limits the investment options that are available to you and limits your ability to take certain actions under the contract. These investment requirements are designed to reduce our risk that we will have to make payments to you from our own assets. In turn, they may also limit the potential growth of your contract value and the potential growth of your guaranteed benefits. This may conflict with your personal investment objectives. Managed Volatility Fund Risk. The Portfolio Stabilizer funds are managed volatility funds that employ a strategy designed to reduce overall volatility and downside risk. These risk management techniques help us manage our financial risks associated with the contract’s guarantees, like death benefits, because they reduce the incidence of extreme outcomes including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your contract value and the potential growth of your guaranteed benefits and may therefore conflict with your personal investment objectives. Certain Funds advised by our affiliate, Columbia Management, employ such risk management strategies. If you elect the Enhanced Legacy Benefit, we require you to invest in these funds, which may limit your ability to increase your benefit. Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds. Purchase Payment Risk. Your ability to make subsequent purchase payments is subject to restrictions. We reserve the right to limit, restrict, suspend, or reject purchase payments, including in certain contract years or based on age, and in conjunction with the optional Enhanced Legacy Benefit, with written notice. Also, our prior approval may be required before accepting certain purchase payments. We reserve the right to limit certain annuity features (for example, investment options) if prior approval is required. There is no guarantee that you will always be permitted to make purchase payments. Contract Changes Risk. We reserve the right to make certain changes in the future, subject to applicable law. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. We reserve the right to add, remove or substitute approved investment options at any time and in our sole discretion. We reserve the right to close or restrict approved investment options in our sole discretion. Financial Strength and Claims-Paying Ability Risk. All guarantees under the contract that are paid from our general account are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. Cybersecurity Risk. Increasingly, businesses are dependent on the continuity, security, and effective operation of various technology systems. The nature of our business depends on the continued effective operation of our systems and those of our business partners. This dependence makes us susceptible to operational and information security risks from cyber-attacks. These risks may include the following: •the corruption or destruction of data; •theft, misuse or dissemination of data to the public, including your information we hold; and •denial of service attacks on our website or other forms of attacks on our systems and the software and hardware we use to run them. These attacks and their consequences can negatively impact your contract, your privacy, your ability to conduct transactions on your contract, or your ability to receive timely service from us. The risk of cyberattacks may be higher during periods of geopolitical turmoil. There can be no assurance that we, the underlying funds in your contract, or our other business partners will avoid losses affecting your contract due to any successful cyber-attacks or information security breaches. Potential Adverse Tax Consequences. Tax considerations vary by individual facts and circumstances. Tax rules may change without notice. Generally, earnings under your contract are taxed at ordinary income tax rates when withdrawn. You may have to pay a tax penalty if you take a withdrawal before age 59 ½. If you purchase a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral beyond what is provided in that retirement plan. Consult a tax professional.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	Benefits Available Under the ContractThe following table summarizes information about the benefits available under the Contract.
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Standard Benefits (no additional charge)
Dollar Cost Averaging	Allows the systematic transfer of a specified dollar amount among the subaccounts	N/A	N/A	•Transfers not available to the Special DCA fixed account
Special Dollar Cost Averaging (SDCA)	Allows the systematic transfer from the Special DCA fixed account to one or more eligible subaccounts	N/A	N/A
•Must be funded with a purchase
payment, not transferred contract
value
•Only 6-month and 12-month options
are available
•Transfers occur on a monthly basis
and the first monthly transfer
occurs one day after we receive
your purchase payment
•You may not use the Special DCA
fixed account as a destination for
the Special DCA monthly transfer.

Asset Rebalancing	Allows you to have your investments periodically rebalanced among the subaccounts to your pre-selected percentages	N/A	N/A
•You must have $2,000 in Contract
Value to participate.
•We require 30 days notice for you to
change or cancel the program
•You can request rebalancing to be
done either quarterly, semiannually
or annually

Income Guide (no longer available for new enrollments effective July 1, 2026)	Provides reporting and monitoring of withdrawals you take from your annuity	N/A	N/A
•Contract owners must be at least
age 50 and no older than age 85
•Available only if the servicing
broker-dealer on your contract is
Ameriprise Financial Services, LLC
•Not available if you are making
substantially equal withdrawals
•Not available if you have more than
one systematic withdrawal program
in place
•Systematic withdrawals must be set
up according to the all the terms of
Income Guide
•Your contract cannot have any loans

Automated Partial Surrenders	Allows automated partial surrenders from the contract	N/A	N/A	•Additional systematic payments are not allowed with automated partial surrenders •May result in income taxes and IRS penalty on all or a portion of the amounts surrendered
Hospital or Nursing Home Confinement	Allows you to withdraw contract value without a surrender charge	N/A	N/A	•You must be confined to a hospital or nursing home for the prior 60 days or confinement began within 30 days following a 60 day confinement period •You must be under age 76 on the
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations

contract application date and
confinement must start after the
contract issue date
•Must receive your surrender request
and written proof of confinement
within 91 days after your release
from the hospital or nursing home.
If it is not reasonably possible to
provide proof within such time,
unless you are legally incapacitated,
we must receive it as soon as
possible and no later than one year
after the 91 day period has expired.
•Amount withdrawn must be paid
directly to you

Terminal Illness Diagnosis	Allows you to withdraw contract value without a surrender charge	N/A	N/A
•Terminal Illness diagnosis must
occur after the contract is issued
•Must be terminally ill and not
expected to live more than 12
months
•Amount withdrawn must be after the
first contract anniversary and must
be paid directly to you

Standard ROPP Death Benefit	Provides a guaranteed death benefit equal to the greater of the Return of Purchase Payment Value (ROPP) or Contract Value after any rider charges have been deducted	N/A	N/A
•Withdrawals will proportionately
reduce the benefit, which means
your benefit could be reduced by
more than the dollar amount of your
withdrawals, and such reductions
could be significant
•Annuitizing the Contract terminates
the benefit

Contract Value Death Benefit	Provides a minimum death benefit equal to the Contract Value	N/A	N/A	•Annuitizing the Contract terminates the benefit •Only available for non-qualified contracts
Optional Benefits
MAV Death Benefit	Increases the guaranteed death benefit to the highest anniversary contract value, adjusted for any partial surrenders	0.25% of average daily variable account value	0.25%
•Available to owners age 79 and
younger
•Must be elected at contract issue
•Not available with Enhanced Legacy
Benefit or Contract Value Death
Benefit
•No longer eligible to increase on
any contract anniversary on/after
your 81st birthday.
•Withdrawals will proportionately
reduce the benefit, which means
your benefit could be reduced by
more than the dollar amount of your
withdrawals. Such reductions could
be significant.
•Annuitizing the Contract terminates
the benefit

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
5-year MAV Death Benefit	Increases the guaranteed death benefit to the highest 5th anniversary contract value, adjusted for any partial surrenders	0.10% of average daily variable account value	0.10%
•Available to owners age 75 and
younger
•Must be elected at contract issue
•Not available with Enhanced Legacy
Benefit or Contract Value Death
Benefit
•No longer eligible to increase on
any contract anniversary on/after
your 81st birthday
•Withdrawals will proportionately
reduce the benefit, which means
your benefit could be reduced by
more than the dollar amount of your
withdrawals. Such reductions could
be significant
•Annuitizing the Contract terminates
the benefit

Benefit Protector Death Benefit	Provides an additional death benefit, based on a percentage of contract earnings, to help offset expenses after death such as funeral expenses or federal and state taxes	0.25% of contract value	0.25%
•Available to owners age 75 and
younger
•Must be elected at contract issue
•Available with the Standard ROPP
Death Benefit, MAV or 5-year MAV
•For contract owners under age 70
at issue, the benefit is 40% of
earnings
•For contract owners age 70 and
older at issue with application dates
on or after 10/16/2023, the
benefit is 25% of earnings
•For contract owners age 70 and
older at issue with application dates
prior to 10/16/2023, the benefit is
15% of earnings
•Annuitizing the Contract terminates
the benefit

Enhanced LegacySM Benefit
Increases the
guaranteed death
benefit to the greater
of the MAV (i.e. the
highest anniversary
contract value) and
ADB value (i.e
purchase payments
compounded at 5%),
adjusted for any partial
surrenders
		1.75% of contract value or guaranteed death benefit amount, whichever is greater (on or after age 86, 1.75% of guaranteed death benefit only)	For application dates on or after 10/16/2023: 1.00% For application dates prior to 10/16/2023: 0.95%
•Available to owners age 75 and
younger
•Available with the Standard ROPP
Death Benefit
•Must be elected at contract
issue
•Not available with any other death
benefit rider
•Subject to Investment Allocation
restrictions
•No longer eligible to increase on
any contract anniversary on or after
your 81st (for ADB value) or 86th
(for MAV) birthday
•Withdrawals will proportionately
reduce the benefit, which means
your benefit could be reduced by
more than the dollar amount of your

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
withdrawals. Such reductions could be significant •Annuitizing the Contract terminates the benefit

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Standard Benefits (no additional charge)
Dollar Cost Averaging	Allows the systematic transfer of a specified dollar amount among the subaccounts	N/A	N/A	•Transfers not available to the Special DCA fixed account
Special Dollar Cost Averaging (SDCA)	Allows the systematic transfer from the Special DCA fixed account to one or more eligible subaccounts	N/A	N/A
•Must be funded with a purchase
payment, not transferred contract
value
•Only 6-month and 12-month options
are available
•Transfers occur on a monthly basis
and the first monthly transfer
occurs one day after we receive
your purchase payment
•You may not use the Special DCA
fixed account as a destination for
the Special DCA monthly transfer.

Asset Rebalancing	Allows you to have your investments periodically rebalanced among the subaccounts to your pre-selected percentages	N/A	N/A
•You must have $2,000 in Contract
Value to participate.
•We require 30 days notice for you to
change or cancel the program
•You can request rebalancing to be
done either quarterly, semiannually
or annually

Income Guide (no longer available for new enrollments effective July 1, 2026)	Provides reporting and monitoring of withdrawals you take from your annuity	N/A	N/A
•Contract owners must be at least
age 50 and no older than age 85
•Available only if the servicing
broker-dealer on your contract is
Ameriprise Financial Services, LLC
•Not available if you are making
substantially equal withdrawals
•Not available if you have more than
one systematic withdrawal program
in place
•Systematic withdrawals must be set
up according to the all the terms of
Income Guide
•Your contract cannot have any loans

Automated Partial Surrenders	Allows automated partial surrenders from the contract	N/A	N/A	•Additional systematic payments are not allowed with automated partial surrenders •May result in income taxes and IRS penalty on all or a portion of the amounts surrendered
Hospital or Nursing Home Confinement	Allows you to withdraw contract value without a surrender charge	N/A	N/A	•You must be confined to a hospital or nursing home for the prior 60 days or confinement began within 30 days following a 60 day confinement period •You must be under age 76 on the
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations

contract application date and
confinement must start after the
contract issue date
•Must receive your surrender request
and written proof of confinement
within 91 days after your release
from the hospital or nursing home.
If it is not reasonably possible to
provide proof within such time,
unless you are legally incapacitated,
we must receive it as soon as
possible and no later than one year
after the 91 day period has expired.
•Amount withdrawn must be paid
directly to you

Terminal Illness Diagnosis	Allows you to withdraw contract value without a surrender charge	N/A	N/A
•Terminal Illness diagnosis must
occur after the contract is issued
•Must be terminally ill and not
expected to live more than 12
months
•Amount withdrawn must be after the
first contract anniversary and must
be paid directly to you

Standard ROPP Death Benefit	Provides a guaranteed death benefit equal to the greater of the Return of Purchase Payment Value (ROPP) or Contract Value after any rider charges have been deducted	N/A	N/A
•Withdrawals will proportionately
reduce the benefit, which means
your benefit could be reduced by
more than the dollar amount of your
withdrawals, and such reductions
could be significant
•Annuitizing the Contract terminates
the benefit

Contract Value Death Benefit	Provides a minimum death benefit equal to the Contract Value	N/A	N/A	•Annuitizing the Contract terminates the benefit •Only available for non-qualified contracts
Optional Benefits
MAV Death Benefit	Increases the guaranteed death benefit to the highest anniversary contract value, adjusted for any partial surrenders	0.25% of average daily variable account value	0.25%
•Available to owners age 79 and
younger
•Must be elected at contract issue
•Not available with Enhanced Legacy
Benefit or Contract Value Death
Benefit
•No longer eligible to increase on
any contract anniversary on/after
your 81st birthday.
•Withdrawals will proportionately
reduce the benefit, which means
your benefit could be reduced by
more than the dollar amount of your
withdrawals. Such reductions could
be significant.
•Annuitizing the Contract terminates
the benefit

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
5-year MAV Death Benefit	Increases the guaranteed death benefit to the highest 5th anniversary contract value, adjusted for any partial surrenders	0.10% of average daily variable account value	0.10%
•Available to owners age 75 and
younger
•Must be elected at contract issue
•Not available with Enhanced Legacy
Benefit or Contract Value Death
Benefit
•No longer eligible to increase on
any contract anniversary on/after
your 81st birthday
•Withdrawals will proportionately
reduce the benefit, which means
your benefit could be reduced by
more than the dollar amount of your
withdrawals. Such reductions could
be significant
•Annuitizing the Contract terminates
the benefit

Benefit Protector Death Benefit	Provides an additional death benefit, based on a percentage of contract earnings, to help offset expenses after death such as funeral expenses or federal and state taxes	0.25% of contract value	0.25%
•Available to owners age 75 and
younger
•Must be elected at contract issue
•Available with the Standard ROPP
Death Benefit, MAV or 5-year MAV
•For contract owners under age 70
at issue, the benefit is 40% of
earnings
•For contract owners age 70 and
older at issue with application dates
on or after 10/16/2023, the
benefit is 25% of earnings
•For contract owners age 70 and
older at issue with application dates
prior to 10/16/2023, the benefit is
15% of earnings
•Annuitizing the Contract terminates
the benefit

Enhanced LegacySM Benefit
Increases the
guaranteed death
benefit to the greater
of the MAV (i.e. the
highest anniversary
contract value) and
ADB value (i.e
purchase payments
compounded at 5%),
adjusted for any partial
surrenders
		1.75% of contract value or guaranteed death benefit amount, whichever is greater (on or after age 86, 1.75% of guaranteed death benefit only)	For application dates on or after 10/16/2023: 1.00% For application dates prior to 10/16/2023: 0.95%
•Available to owners age 75 and
younger
•Available with the Standard ROPP
Death Benefit
•Must be elected at contract
issue
•Not available with any other death
benefit rider
•Subject to Investment Allocation
restrictions
•No longer eligible to increase on
any contract anniversary on or after
your 81st (for ADB value) or 86th
(for MAV) birthday
•Withdrawals will proportionately
reduce the benefit, which means
your benefit could be reduced by
more than the dollar amount of your

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
withdrawals. Such reductions could be significant •Annuitizing the Contract terminates the benefit

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Appendix A: Investment Options Available Under the ContractThe following is a list of funds available under the contract. More information about the funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at riversource.com. You can also request this information at no cost by calling 1-800-862-7919 or by sending an email request to riversource.annuityservice@ampf.com. If you elect the Enhanced Legacy Benefit, you may not be able to invest in certain funds. See table below, “Funds Available Under the Enhanced Legacy Benefit”. The current expenses and performance information below reflects fee and expenses of the funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Variable Option [Line Items]
Prospectuses Available [Text Block]	The following is a list of funds available under the contract. More information about the funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at riversource.com. You can also request this information at no cost by calling 1-800-862-7919 or by sending an email request to riversource.annuityservice@ampf.com. If you elect the Enhanced Legacy Benefit, you may not be able to invest in certain funds. See table below, “Funds Available Under the Enhanced Legacy Benefit”. The current expenses and performance information below reflects fee and expenses of the funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	AB VPS Large Cap Growth Portfolio (Class B) AllianceBernstein L.P.	0.90%	12.85%	11.76%	15.88%
Seeks long-term growth of capital.	AB VPS Relative Value Portfolio (Class B) AllianceBernstein L.P.	0.85%[1]	10.20%	11.15%	10.30%
Seeks long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio (Class B) AllianceBernstein L.P.	1.20%[1]	6.02%	3.02%	9.80%
Seeks long-term capital appreciation.	Allspring VT Small Cap Growth Fund (Class 2) Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, subadviser.	1.16%	9.25%	(0.96%)	9.94%
The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the "Index").	ALPS | Alerian Energy Infrastructure Portfolio (Class III) ALPS Advisors, Inc.	1.30%	4.66%	22.06%	10.70%
Seeks long-term growth of capital.	BlackRock Advantage SMID Cap V.I. Fund (Class III) BlackRock Advisors, LLC	0.80%[1]	10.87%	6.77%	10.85%
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund (Class III)[2] BlackRock Advisors, LLC, adviser; BlackRock (Singapore) Limited and BlackRock International Limited, subadvisers.	1.01%[1]	19.42%	5.51%	7.33%
Seeks long-term capital appreciation.	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (Service Shares) BNY Mellon Investment Adviser, Inc., adviser; Newton Investment Management Limited, subadviser.	0.91%	15.67%	11.65%	13.27%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.	Calvert VP SRI Balanced Portfolio (Class F) Calvert Research and Management	0.90%	11.68%	8.43%	9.51%
Seeks long-term capital appreciation.	Columbia Variable Portfolio - Acorn Fund Columbia Management Investment Advisers, LLC	0.86%[1]	4.47%	1.02%	8.66%
Seeks long-term capital appreciation.	Columbia Variable Portfolio - Acorn International Fund Columbia Management Investment Advisers, LLC	1.01%[1]	12.76%	(1.00%)	4.31%
Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Variable Portfolio - Balanced Fund (Class 2) Columbia Management Investment Advisers, LLC	0.96%[1]	13.75%	8.45%	9.48%
Seeks to provide shareholders with total return.	Columbia Variable Portfolio - Commodity Strategy Fund (Class 2) Columbia Management Investment Advisers, LLC	0.98%[1]	15.30%	12.44%	6.46%
Seeks total return, consisting of long-term capital appreciation and current income.	Columbia Variable Portfolio - Contrarian Core Fund (Class 2) Columbia Management Investment Advisers, LLC	0.95%[1]	17.35%	13.89%	14.03%
Seeks long-term capital appreciation.	Columbia Variable Portfolio - Cornerstone Equity Fund (Class 2) (previously Columbia Variable Portfolio - Select Large Cap Equity Fund (Class 2)) Columbia Management Investment Advisers, LLC	0.92%	13.96%	13.30%	-
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Cornerstone Growth Fund (Class 2) (previously Columbia Variable Portfolio - Large Cap Growth Fund (Class 2)) Columbia Management Investment Advisers, LLC	0.96%	15.85%	13.75%	15.69%
Seeks to provide shareholders with capital appreciation.	Columbia Variable Portfolio - Disciplined Core Fund (Class 2) Columbia Management Investment Advisers, LLC	0.93%	14.35%	13.87%	13.31%
Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.	Columbia Variable Portfolio - Dividend Opportunity Fund (Class 2) Columbia Management Investment Advisers, LLC	0.90%[1]	15.56%	11.60%	10.15%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Non-diversified fund that seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	Columbia Variable Portfolio - Emerging Markets Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.98%	12.65%	1.47%	4.03%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Emerging Markets Fund (Class 2) Columbia Management Investment Advisers, LLC	1.34%[1]	30.87%	(1.37%)	7.00%
Seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.	Columbia Variable Portfolio - Government Money Market Fund (Class 2) Columbia Management Investment Advisers, LLC	0.59%[1]	3.71%	2.79%	1.72%
Seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.	Columbia Variable Portfolio - High Yield Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.89%[1]	8.49%	3.93%	5.51%
Seeks to provide shareholders with a high total return through current income and capital appreciation.	Columbia Variable Portfolio - Income Opportunities Fund (Class 2) Columbia Management Investment Advisers, LLC	0.89%[1]	8.43%	3.60%	5.17%
Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Variable Portfolio - Intermediate Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.78%	8.84%	(0.68%)	2.52%
Seeks to provide shareholders with long-term capital appreciation.	Columbia Variable Portfolio - Large Cap Index Fund (Class 2) Columbia Management Investment Advisers, LLC	0.50%[1]	17.25%	13.84%	14.21%
Seeks total return, consisting of current income and capital appreciation.	Columbia Variable Portfolio - Long Government/Credit Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.72%[1]	5.98%	(5.48%)	1.31%
Seeks to provide shareholders with capital appreciation.	Columbia Variable Portfolio - Overseas Core Fund (Class 2) Columbia Management Investment Advisers, LLC	1.05%	37.96%	8.92%	7.55%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with high total return through income and growth of capital.	Columbia Variable Portfolio - Select Corporate Income Fund (Class 2) (previously Columbia Variable Portfolio - Corporate Bond Fund (Class 2)) Columbia Management Investment Advisers, LLC	0.72%[1]	7.55%	1.20%	1.94%
Seeks to provide shareholders with long-term growth of capital.	Columbia Variable Portfolio - Select Large Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	0.94%	27.97%	13.32%	12.30%
Seeks to provide shareholders with growth of capital.	Columbia Variable Portfolio - Select Mid Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC	1.08%[1]	14.86%	7.26%	11.89%
Seeks to provide shareholders with long-term growth of capital.	Columbia Variable Portfolio - Select Mid Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	1.08%[1]	13.87%	10.90%	10.17%
Seeks to provide shareholders with a level of current income consistent with preservation of capital.	Columbia Variable Portfolio - Select Short Corporate Income Fund (Class 2) (previously Columbia Variable Portfolio - Limited Duration Credit Fund (Class 2)) Columbia Management Investment Advisers, LLC	0.66%[1]	6.00%	1.90%	2.94%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Select Small Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	1.10%[1]	6.30%	8.66%	7.97%
Seeks to provide shareholders with long-term capital appreciation.	Columbia Variable Portfolio - Seligman Global Technology Fund (Class 2) Columbia Management Investment Advisers, LLC	1.18%[1]	34.37%	18.42%	22.70%
Seeks long-term capital appreciation.	Columbia Variable Portfolio - Small Cap Value Discovery Fund (Class 2) (previously Columbia Variable Portfolio - Small Cap Value Fund (Class 2)) Columbia Management Investment Advisers, LLC	1.16%[1]	14.66%	12.19%	11.20%
Seeks total return, consisting of current income and capital appreciation.	Columbia Variable Portfolio - Strategic Income Fund (Class 2) Columbia Management Investment Advisers, LLC	0.95%[1]	6.88%	1.87%	3.99%
Seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 2) Columbia Management Investment Advisers, LLC	0.70%	8.83%	(0.32%)	1.65%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Non-diversified fund that seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.	CTIVP® - BlackRock Global Inflation-Linked Securities Fund (Class 2) (previously CTIVP® - BlackRock Global Inflation-Protected Securities Fund (Class 2)) Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser; BlackRock International Limited, sub-subadviser.	0.87%[1]	3.84%	(1.74%)	1.71%
Seeks to provide shareholders with current income and capital appreciation.	CTIVP® - CenterSquare Real Estate Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; CenterSquare Investment Management LLC, subadviser.	1.09%	2.11%	6.36%	5.44%
Seeks to provide shareholders with a high level of current income.	CTIVP® - Fidelity Institutional AM® Total Bond Fund (Class 2) (previously CTIVP® - American Century Diversified Bond Fund (Class 2)) Columbia Management Investment Advisers, LLC, adviser; FIAM LLC, subadviser; FMR Investment Management (UK) Limited, sub-subadviser.	0.74%	7.24%	(0.57%)	2.08%
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Principal Large Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Principal Global Investors, LLC, subadviser.	0.95%	13.49%	10.20%	14.38%
Seeks to provide shareholders with long-term growth of capital and income.	CTIVP® - T. Rowe Price Large Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; T. Rowe Price Associates, Inc., subadviser.	0.94%	12.12%	10.15%	9.64%
Seeks to provide shareholders with total return through current income and capital appreciation.	CTIVP® - TCW Total Return Bond Fund (Class 2) (previously CTIVP® - TCW Core Plus Bond Fund (Class 2)) Columbia Management Investment Advisers, LLC, adviser; TCW Investment Management Company LLC, subadviser.	0.75%	7.31%	(0.78%)	1.79%
Seeks to provide shareholders with long-term growth of capital.	CTIVP® - Victory Sycamore Established Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management Inc., subadviser.	1.07%	2.00%	9.37%	10.43%
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Wellington Large Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Wellington Management Company LLP, subadviser.	0.86%[1]	19.61%	10.97%	10.43%
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Westfield Mid Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P., subadviser.	1.08%[1]	10.12%	6.89%	11.90%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Westfield Select Large Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P., subadviser.	0.94%	16.98%	1.78%	13.02%
Seeks investment results that correspond to the total return performance of common stocks as represented by the MSCI EAFE Index.	CVT EAFE International Index Portfolio (Class F) Calvert Research and Management	0.68%[1]	30.64%	8.31%	7.63%
Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the NASDAQ 100 Index.	CVT Nasdaq 100 Index Portfolio (Class F) Calvert Research and Management, adviser; Ameritas Investment Partners, Inc, subadviser.	0.74%[1]	20.10%	14.45%	18.79%
Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000® Index.	CVT Russell 2000® Small Cap Index Portfolio (Class F) Calvert Research and Management, adviser; Ameritas Investment Partners, Inc, subadviser.	0.60%[1]	12.23%	5.62%	9.08%
Seeks capital appreciation.	DWS Alternative Asset Allocation VIP (Class B)[2] DWS Investment Management Americas Inc., adviser; RREEF America L.L.C., subadviser.	1.31%	10.03%	4.88%	4.52%
Seeks high level of current income.	Eaton Vance VT Floating-Rate Income Fund (Initial Class) Eaton Vance Management	1.19%	3.95%	4.64%	4.43%
Seeks long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio (Service Class 2) Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.79%	21.24%	15.08%	15.49%
Seeks capital appreciation.	Fidelity® VIP Emerging Markets Portfolio (Service Class 2) Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.	1.12%	40.79%	5.62%	10.66%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks capital appreciation.	Fidelity® VIP Energy Portfolio (Service Class 2) Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.85%	10.34%	23.86%	7.69%
Seeks high total return through a combination of current income and capital appreciation.	Fidelity® VIP Growth & Income Portfolio (Service Class 2) Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.72%	21.21%	15.83%	13.56%
Seeks to provide capital growth.	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2) Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.81%	21.73%	11.04%	19.64%
Seeks capital appreciation.	Fidelity® VIP International Capital Appreciation Portfolio (Service Class 2) Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.	1.02%	18.36%	5.99%	9.53%
Seeks as high level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio (Service Class 2) Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.62%	6.93%	(0.21%)	2.45%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio (Service Class 2) Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.80%	11.49%	9.83%	10.31%
Seeks a high level of current income and may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio (Service Class 2) Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.	0.88%	8.58%	2.79%	4.40%
Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of debt and equity securities.	Franklin Income VIP Fund (Class 4) Franklin Advisers, Inc.	0.82%	12.43%	7.54%	7.19%
Seeks capital appreciation.	Franklin Mutual Global Discovery VIP Fund (Class 4) Franklin Mutual Advisers, LLC	1.26%	23.25%	11.88%	8.41%
Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Small Cap Value VIP Fund (Class 4) Franklin Mutual Advisers, LLC	1.01%[1]	7.49%	8.75%	9.71%
Seeks long-term growth of capital.	Goldman Sachs VIT Small Cap Equity Insights Fund (Service Shares) Goldman Sachs Asset Management, L.P.	1.07%[1]	15.82%	10.19%	10.57%
Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco V.I. Balanced-Risk Allocation Fund (Series II Shares)[3] Invesco Advisers, Inc.	1.13%[1]	8.69%	2.27%	4.91%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco V.I. Comstock Fund (Series II Shares) Invesco Advisers, Inc.	1.00%	17.14%	15.14%	11.67%
Seeks total return, comprised of current income and capital appreciation.	Invesco V.I. Core Plus Bond Fund (Series II Shares) Invesco Advisers, Inc.	0.87%[1]	6.96%	(0.36%)	2.73%
Seeks capital appreciation.	Invesco V.I. Global Fund (Series II Shares) Invesco Advisers, Inc.	1.06%	15.05%	7.01%	10.72%
Seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund® (Series II Shares) Invesco Advisers, Inc.	1.09%	8.44%	8.07%	10.31%
Seeks long-term growth of capital.	Invesco V.I. Technology Fund (Series II Shares) Invesco Advisers, Inc.	1.21%	20.16%	10.02%	15.49%
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio (Service Shares) Janus Henderson Investors US LLC	0.87%	14.84%	8.21%	9.86%
Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio (Service Shares) Janus Henderson Investors US LLC	0.82%[1]	7.22%	(0.47%)	2.07%
Seeks long-term growth of capital.	Janus Henderson Forty Portfolio (Service Shares) Janus Henderson Investors US LLC	0.87%	17.86%	11.37%	15.96%
Seeks long-term growth of capital.	Janus Henderson Global Technology and Innovation Portfolio (Service Shares) Janus Henderson Investors US LLC	0.97%	24.84%	13.44%	21.18%
Seeks long-term growth of capital.	Janus Henderson Overseas Portfolio (Service Shares) Janus Henderson Investors US LLC	0.96%	28.58%	9.17%	8.97%
Seeks long-term capital appreciation.	Lazard Retirement Emerging Markets Equity Portfolio (Service Shares) Lazard Asset Management, LLC	1.38%[1]	41.77%	10.76%	9.35%
Seeks total return.	Lazard Retirement Global Dynamic Multi-Asset Portfolio (Service Shares)[3] Lazard Asset Management, LLC	1.05%[1]	15.72%	5.19%	5.93%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to deliver high current income and long-term growth of capital by investing primarily in a variety of fixed income securities and select equity-related securities.	Lord Abbett Series Fund Bond Debenture Portfolio (Class VC) Lord, Abbett & Co LLC	0.98%	8.33%	2.10%	4.72%
Seeks to deliver a high level of current income consistent with the preservation of capital by investing in a variety of short maturity debt securities including, investment grade and high yield corporate bonds, U.S. government securities, and mortgage- and other asset-backed debt securities.	Lord Abbett Series Fund Short Duration Income Portfolio (Class VC) Lord, Abbett & Co LLC	0.72%[1]	5.90%	2.25%	2.62%
Seeks capital growth.	LVIP American Century International Fund (Service Class) Lincoln Financial Investments Corporation, adviser; American Century Investment Management, Inc., subadviser.	1.10%[1]	15.81%	1.71%	6.27%
Seeks long-term capital growth. Income is a secondary objective.	LVIP American Century Mid Cap Value Fund (Service Class) Lincoln Financial Investments Corporation, adviser; American Century Investment Management, Inc., subadviser.	1.01%[1]	8.83%	8.72%	8.96%
Seeks long-term capital growth. Income is a secondary objective.	LVIP American Century Value Fund (Service Class) Lincoln Financial Investments Corporation, adviser; American Century Investment Management, Inc., subadviser.	0.86%[1]	15.85%	11.47%	10.07%
Seeks to provide high total return from a portfolio of selected equity securities.	LVIP JPMorgan U.S. Equity Fund (Service Class) Lincoln Investment Advisors Corporation, adviser; J.P. Morgan Investment Management Inc., subadviser.	0.88%	14.26%	13.40%	14.56%
Seeks total return.	MFS® Global Real Estate Portfolio (Service Class) Massachusetts Financial Services Company	1.15%[1]	3.30%	1.08%	4.76%
Seeks capital appreciation.	MFS® International Growth Portfolio (Service Class) Massachusetts Financial Services Company	1.13%[1]	20.81%	6.80%	9.60%
Seeks capital appreciation.	MFS® Research International Portfolio (Service Class) Massachusetts Financial Services Company	1.15%[1]	21.75%	5.25%	7.27%
Seeks total return.	MFS® Utilities Series (Service Class) Massachusetts Financial Services Company	1.03%[1]	14.76%	7.38%	9.22%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley VIF Discovery Portfolio (Class II Shares) Morgan Stanley Investment Management Inc.	1.05%[1]	12.44%	(5.46%)	14.04%
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.	Neuberger Berman AMT Quality Equity Portfolio (Class S) (previously Neuberger Berman AMT Sustainable Equity Portfolio (Class S)) Neuberger Berman Investment Advisers LLC	1.12%	13.41%	12.54%	12.66%
Seeks to provide total return.	Nomura VIP Asset Strategy Series (Service Class) (previously Macquarie VIP Asset Strategy Series (Service Class)) Delaware Management Company, adviser; Macquarie Investment Management Global Limited, subadviser.	0.77%[1]	16.66%	7.07%	7.84%
Seeks high current income.	Nomura VIP Fund for Income Series (Service Class) (previously Macquarie VIP Fund for Income Series (Service Class)) Delaware Management Company, adviser; Nomura Corporate Research and Asset Management Inc., subadviser.	1.05%[1]	8.80%	-	-
Seeks long-term capital growth.	Nomura VIP International Core Equity Series (Service Class) (previously Macquarie VIP International Core Equity Series (Service Class)) Delaware Management Company	1.11%[1]	24.24%	7.83%	6.62%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO VIT All Asset Portfolio (Advisor Class)[2] Pacific Investment Management Company LLC (PIMCO)	2.23%[1]	14.19%	5.49%	6.67%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio (Advisor Class) Pacific Investment Management Company LLC (PIMCO)	0.83%	8.78%	(0.08%)	2.26%
Seeks capital appreciation.	Putnam VT Global Health Care Fund (Class IB Shares) Putnam Investment Management, LLC, adviser; Franklin Advisers, Inc., Franklin Templeton Investment Management Limited and The Putnam Advisory Company, LLC, subadvisers.	1.00%	15.05%	7.71%	8.36%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks capital growth. Current income is a secondary objective.	Putnam VT International Value Fund (Class IB Shares) Putnam Investment Management, LLC, adviser; Franklin Advisers, Inc., Franklin Templeton Investment Management Limited and The Putnam Advisory Company, LLC, subadvisers.	1.06%	34.68%	12.49%	8.86%
Seeks capital growth and current income.	Putnam VT Large Cap Value Fund (Class IB Shares) Putnam Investment Management, LLC, adviser; Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited, subadvisers.	0.79%	20.35%	15.38%	13.30%
Seeks long-term capital appreciation.	Putnam VT Sustainable Future Fund (Class IB Shares) Putnam Investment Management, LLC, adviser; Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited, subadvisers.	1.05%[1]	2.66%	1.19%	9.60%
Seeks long-term capital appreciation.	Putnam VT Sustainable Leaders Fund (Class IB Shares) Putnam Investment Management, LLC, adviser; Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited, subadvisers.	0.88%	10.69%	10.34%	14.69%
Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	VanEck VIP Global Gold Fund (Class S Shares) Van Eck Associates Corporation	1.45%[1]	164.43%	20.00%	20.89%
Seeks to provide a high level of total return that is consistent with an aggressive level of risk.	Variable Portfolio - Aggressive Portfolio (Class 2)[2] Columbia Management Investment Advisers, LLC	1.04%	17.63%	8.13%	9.06%
Seeks to provide a high level of total return that is consistent with a conservative level of risk.	Variable Portfolio - Conservative Portfolio (Class 2)[2] Columbia Management Investment Advisers, LLC	0.89%[1]	10.21%	1.62%	3.53%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Risk Fund (Class 2)[2,3] Columbia Management Investment Advisers, LLC	1.02%[1]	12.15%	4.73%	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Risk U.S. Fund (Class 2)[2,3] Columbia Management Investment Advisers, LLC	0.99%	9.59%	5.64%	-
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Conservative Fund (Class 2)[2,3] Columbia Management Investment Advisers, LLC	0.95%	9.17%	1.15%	3.33%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2)[2,3] Columbia Management Investment Advisers, LLC	0.97%	11.02%	2.66%	4.53%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Growth Fund (Class 2)[2,3] Columbia Management Investment Advisers, LLC	1.01%	14.75%	5.83%	6.95%
Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 2)[2,3] Columbia Management Investment Advisers, LLC	0.98%	12.87%	4.29%	5.82%
Seeks to provide a high level of total return that is consistent with a moderate level of risk.	Variable Portfolio - Moderate Portfolio (Class 2)[2] Columbia Management Investment Advisers, LLC	0.96%	13.86%	4.91%	6.42%
Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.	Variable Portfolio - Moderately Aggressive Portfolio (Class 2)[2] Columbia Management Investment Advisers, LLC	1.00%	15.71%	6.44%	7.71%
Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.	Variable Portfolio - Moderately Conservative Portfolio (Class 2)[2] Columbia Management Investment Advisers, LLC	0.94%	12.10%	3.18%	4.92%
Seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.	Variable Portfolio - Partners Core Bond Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and Allspring Global Investments, LLC, subadvisers.	0.73%	7.28%	(0.23%)	1.99%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners Core Equity Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc., subadvisers.	0.93%[1]	13.14%	13.04%	12.63%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with long-term growth of capital.	Variable Portfolio - Partners International Core Equity Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Schroder Investment Management North America Inc., subadviser; Schroder Investment Management North America Limited, sub-subadviser.	1.08%	24.55%	7.02%	6.12%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners International Growth Fund (Class 2) Columbia Management Investment Advisers LLC, adviser; William Blair Investment Management, LLC and Walter Scott & Partners Limited, subadvisers.	1.08%[1]	17.50%	1.36%	5.01%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners International Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Pzena Investment Management, LLC and Thompson, Siegel & Walmsley LLC, subadvisers.	1.05%[1]	34.84%	10.14%	6.97%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners Small Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Goldman Sachs Asset Management, LP and Segall Bryant & Hamill LLC, subadvisers.	1.10%[1]	7.86%	0.94%	7.72%
Seeks to provide shareholders with long-term capital appreciation.	Variable Portfolio - Partners Small Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Segall Bryant & Hamill, LLC and William Blair Investment Management, LLC, subadvisers.	1.09%[1]	7.07%	6.60%	7.06%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Conservative Growth Fund (Class 2)[2,3] Columbia Management Investment Advisers, LLC	0.96%	9.22%	3.53%	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Growth Fund (Class 2)[2,3] Columbia Management Investment Advisers, LLC	0.93%	11.07%	7.36%	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Moderate Growth Fund (Class 2)[2,3] Columbia Management Investment Advisers, LLC	0.94%	10.10%	5.46%	-
Seeks to maximize total return.	Western Asset Variable Global High Yield Bond Portfolio (Class II) Franklin Templeton Fund Adviser, LLC, adviser; Western Asset Management Company, LLC, subadviser.	1.06%	9.95%	2.34%	5.09%
	[1]This Fund and its investment adviser and/or affiliates have entered into a temporary expense reimbursement arrangement and/or fee waiver. The Fund’s annual expenses reflect temporary fee reductions. Please see the Fund’s prospectus for additional information.[2]This Fund is a fund of funds and invests substantially all of its assets in other underlying funds. Because the Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including management fees. [3]This Fund is managed in a way that is intended to minimize volatility of returns. See “Principal Risks of Investing in the Contract.”
Portfolio Company Objective [Text Block]	Investment Objective
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund and its investment adviser and/or affiliates have entered into a temporary expense reimbursement arrangement and/or fee waiver. The Fund’s annual expenses reflect temporary fee reductions. Please see the Fund’s prospectus for additional information.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]	The following is a list of Fixed Options currently available under the Contract. We may change the features of the Fixed Options listed below or terminate existing Fixed Options. We will provide you with written notice before doing so.
Name	Term	Contract Issue Year	Guaranteed Minimum Interest Rate*
Special DCA Fixed Account	6 Months	2022	0.25% or 1.00%
		2023	2.95%
		2024	3.00%
		2025	2.65%
		2026	2.40%
Special DCA Fixed Account	1 Year	2022	0.25% or 1.00%
		2023	2.95%
		2024	3.00%
		2025	2.65%
		2026	2.40%
	*Guaranteed minimum interest rates vary by Issue State. See your Contract Data Page for your applicable guaranteed minimum interest rate.
Fixed Options Available [Table Text Block]
Name	Term	Contract Issue Year	Guaranteed Minimum Interest Rate*
Special DCA Fixed Account	6 Months	2022	0.25% or 1.00%
		2023	2.95%
		2024	3.00%
		2025	2.65%
		2026	2.40%
Special DCA Fixed Account	1 Year	2022	0.25% or 1.00%
		2023	2.95%
		2024	3.00%
		2025	2.65%
		2026	2.40%

Investment Option Restrictions [Line Items]
Investment Option Available Benefits [Table Text Block]	Funds Available Under the Enhanced Legacy Benefit For contracts issued with the Enhanced Legacy Benefit, you are required to invest your contract value in the Portfolio Stabilizer and Portfolio Navigator funds listed below: 1. Variable Portfolio – Managed Risk Fund (Class 2) 2. Variable Portfolio – Managed Risk U.S. Fund (Class 2) 3. Variable Portfolio – Managed Volatility Growth Fund (Class 2) 4. Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) 5. Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) 6. Variable Portfolio – Managed Volatility Conservative Fund (Class 2) 7. Variable Portfolio – U.S. Flexible Growth Fund (Class 2) 8. Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) 9. Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) The Portfolio Navigator funds* currently available are: 1. Variable Portfolio – Conservative Portfolio (Class 2) 2. Variable Portfolio – Moderate Conservative Portfolio (Class 2) 3. Variable Portfolio – Moderate Portfolio (Class 2) 4. Variable Portfolio – Moderately Aggressive Portfolio (Class 2) *Available for application dates on or after 10/16/2023.
RVS RAVA Apex Variable Annuity | AB VPS Large Cap Growth Portfolio Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	AB VPS Large Cap Growth Portfolio (Class B)
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	12.85%
Average Annual Total Returns, 5 Years [Percent]	11.76%
Average Annual Total Returns, 10 Years [Percent]	15.88%
RVS RAVA Apex Variable Annuity | AB VPS Relative Value Portfolio Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	AB VPS Relative Value Portfolio (Class B)
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	10.20%
Average Annual Total Returns, 5 Years [Percent]	11.15%
Average Annual Total Returns, 10 Years [Percent]	10.30%
RVS RAVA Apex Variable Annuity | AB VPS Sustainable Global Thematic Portfolio Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	AB VPS Sustainable Global Thematic Portfolio (Class B)
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	6.02%
Average Annual Total Returns, 5 Years [Percent]	3.02%
Average Annual Total Returns, 10 Years [Percent]	9.80%
RVS RAVA Apex Variable Annuity | Allspring VT Small Cap Growth Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Allspring VT Small Cap Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, subadviser.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	9.25%
Average Annual Total Returns, 5 Years [Percent]	(0.96%)
Average Annual Total Returns, 10 Years [Percent]	9.94%
RVS RAVA Apex Variable Annuity | ALPS Alerian Energy Infrastructure Portfolio Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the "Index").
Portfolio Company Name [Text Block]	ALPS | Alerian Energy Infrastructure Portfolio (Class III)
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	4.66%
Average Annual Total Returns, 5 Years [Percent]	22.06%
Average Annual Total Returns, 10 Years [Percent]	10.70%
RVS RAVA Apex Variable Annuity | BlackRock Advantage SMID Cap V.I. Fund Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	BlackRock Advantage SMID Cap V.I. Fund (Class III)
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	10.87%
Average Annual Total Returns, 5 Years [Percent]	6.77%
Average Annual Total Returns, 10 Years [Percent]	10.85%
RVS RAVA Apex Variable Annuity | BlackRock Global Allocation V.I. Fund Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total investment return.
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund (Class III)
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC, adviser; BlackRock (Singapore) Limited and BlackRock International Limited, subadvisers.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	19.42%
Average Annual Total Returns, 5 Years [Percent]	5.51%
Average Annual Total Returns, 10 Years [Percent]	7.33%
RVS RAVA Apex Variable Annuity | BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (Service Shares)
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc., adviser; Newton Investment Management Limited, subadviser.
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	15.67%
Average Annual Total Returns, 5 Years [Percent]	11.65%
Average Annual Total Returns, 10 Years [Percent]	13.27%
RVS RAVA Apex Variable Annuity | Calvert VP SRI Balanced Portfolio - Class F
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.
Portfolio Company Name [Text Block]	Calvert VP SRI Balanced Portfolio (Class F)
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	11.68%
Average Annual Total Returns, 5 Years [Percent]	8.43%
Average Annual Total Returns, 10 Years [Percent]	9.51%
RVS RAVA Apex Variable Annuity | Columbia Variable Portfolio - Acorn Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Acorn Fund
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	4.47%
Average Annual Total Returns, 5 Years [Percent]	1.02%
Average Annual Total Returns, 10 Years [Percent]	8.66%
RVS RAVA Apex Variable Annuity | Columbia Variable Portfolio - Acorn International Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Acorn International Fund
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	12.76%
Average Annual Total Returns, 5 Years [Percent]	(1.00%)
Average Annual Total Returns, 10 Years [Percent]	4.31%
RVS RAVA Apex Variable Annuity | Columbia Variable Portfolio - Balanced Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks maximum total investment return through a combination of capital growth and current income.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Balanced Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	13.75%
Average Annual Total Returns, 5 Years [Percent]	8.45%
Average Annual Total Returns, 10 Years [Percent]	9.48%
RVS RAVA Apex Variable Annuity | Columbia Variable Portfolio - Commodity Strategy Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with total return.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Commodity Strategy Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	15.30%
Average Annual Total Returns, 5 Years [Percent]	12.44%
Average Annual Total Returns, 10 Years [Percent]	6.46%
RVS RAVA Apex Variable Annuity | Columbia Variable Portfolio - Contrarian Core Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return, consisting of long-term capital appreciation and current income.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Contrarian Core Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	17.35%
Average Annual Total Returns, 5 Years [Percent]	13.89%
Average Annual Total Returns, 10 Years [Percent]	14.03%
RVS RAVA Apex Variable Annuity | Columbia Variable Portfolio - Cornerstone Equity Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Cornerstone Equity Fund (Class 2) (previously Columbia Variable Portfolio - Select Large Cap Equity Fund (Class 2))
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	13.96%
Average Annual Total Returns, 5 Years [Percent]	13.30%
RVS RAVA Apex Variable Annuity | Columbia Variable Portfolio - Cornerstone Growth Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Cornerstone Growth Fund (Class 2) (previously Columbia Variable Portfolio - Large Cap Growth Fund (Class 2))
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	15.85%
Average Annual Total Returns, 5 Years [Percent]	13.75%
Average Annual Total Returns, 10 Years [Percent]	15.69%
RVS RAVA Apex Variable Annuity | Columbia Variable Portfolio - Disciplined Core Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Disciplined Core Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	14.35%
Average Annual Total Returns, 5 Years [Percent]	13.87%
Average Annual Total Returns, 10 Years [Percent]	13.31%
RVS RAVA Apex Variable Annuity | Columbia Variable Portfolio - Dividend Opportunity Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Dividend Opportunity Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	15.56%
Average Annual Total Returns, 5 Years [Percent]	11.60%
Average Annual Total Returns, 10 Years [Percent]	10.15%
RVS RAVA Apex Variable Annuity | Columbia Variable Portfolio - Emerging Markets Bond Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Non-diversified fund that seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Emerging Markets Bond Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	12.65%
Average Annual Total Returns, 5 Years [Percent]	1.47%
Average Annual Total Returns, 10 Years [Percent]	4.03%
RVS RAVA Apex Variable Annuity | Columbia Variable Portfolio - Emerging Markets Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Emerging Markets Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	30.87%
Average Annual Total Returns, 5 Years [Percent]	(1.37%)
Average Annual Total Returns, 10 Years [Percent]	7.00%
RVS RAVA Apex Variable Annuity | Columbia Variable Portfolio - Government Money Market Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Government Money Market Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	3.71%
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	1.72%
RVS RAVA Apex Variable Annuity | Columbia Variable Portfolio - High Yield Bond Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - High Yield Bond Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	8.49%
Average Annual Total Returns, 5 Years [Percent]	3.93%
Average Annual Total Returns, 10 Years [Percent]	5.51%
RVS RAVA Apex Variable Annuity | Columbia Variable Portfolio - Income Opportunities Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with a high total return through current income and capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Income Opportunities Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	8.43%
Average Annual Total Returns, 5 Years [Percent]	3.60%
Average Annual Total Returns, 10 Years [Percent]	5.17%
RVS RAVA Apex Variable Annuity | Columbia Variable Portfolio - Intermediate Bond Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Intermediate Bond Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	8.84%
Average Annual Total Returns, 5 Years [Percent]	(0.68%)
Average Annual Total Returns, 10 Years [Percent]	2.52%
RVS RAVA Apex Variable Annuity | Columbia Variable Portfolio - Large Cap Index Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Large Cap Index Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	17.25%
Average Annual Total Returns, 5 Years [Percent]	13.84%
Average Annual Total Returns, 10 Years [Percent]	14.21%
RVS RAVA Apex Variable Annuity | Columbia Variable Portfolio - Long Government Credit Bond Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return, consisting of current income and capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Long Government/Credit Bond Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	5.98%
Average Annual Total Returns, 5 Years [Percent]	(5.48%)
Average Annual Total Returns, 10 Years [Percent]	1.31%
RVS RAVA Apex Variable Annuity | Columbia Variable Portfolio - Overseas Core Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Overseas Core Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	37.96%
Average Annual Total Returns, 5 Years [Percent]	8.92%
Average Annual Total Returns, 10 Years [Percent]	7.55%
RVS RAVA Apex Variable Annuity | Columbia Variable Portfolio - Select Corporate Income Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with high total return through income and growth of capital.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Select Corporate Income Fund (Class 2) (previously Columbia Variable Portfolio - Corporate Bond Fund (Class 2))
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	7.55%
Average Annual Total Returns, 5 Years [Percent]	1.20%
Average Annual Total Returns, 10 Years [Percent]	1.94%
RVS RAVA Apex Variable Annuity | Columbia Variable Portfolio - Select Large Cap Value Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term growth of capital.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Select Large Cap Value Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	27.97%
Average Annual Total Returns, 5 Years [Percent]	13.32%
Average Annual Total Returns, 10 Years [Percent]	12.30%
RVS RAVA Apex Variable Annuity | Columbia Variable Portfolio - Select Mid Cap Growth Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with growth of capital.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Select Mid Cap Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	14.86%
Average Annual Total Returns, 5 Years [Percent]	7.26%
Average Annual Total Returns, 10 Years [Percent]	11.89%
RVS RAVA Apex Variable Annuity | Columbia Variable Portfolio - Select Mid Cap Value Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term growth of capital.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Select Mid Cap Value Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	13.87%
Average Annual Total Returns, 5 Years [Percent]	10.90%
Average Annual Total Returns, 10 Years [Percent]	10.17%
RVS RAVA Apex Variable Annuity | Columbia Variable Portfolio - Select Short Corporate Income Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with a level of current income consistent with preservation of capital.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Select Short Corporate Income Fund (Class 2) (previously Columbia Variable Portfolio - Limited Duration Credit Fund (Class 2))
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	6.00%
Average Annual Total Returns, 5 Years [Percent]	1.90%
Average Annual Total Returns, 10 Years [Percent]	2.94%
RVS RAVA Apex Variable Annuity | Columbia Variable Portfolio - Select Small Cap Value Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Select Small Cap Value Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	6.30%
Average Annual Total Returns, 5 Years [Percent]	8.66%
Average Annual Total Returns, 10 Years [Percent]	7.97%
RVS RAVA Apex Variable Annuity | Columbia Variable Portfolio - Seligman Global Technology Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Seligman Global Technology Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	34.37%
Average Annual Total Returns, 5 Years [Percent]	18.42%
Average Annual Total Returns, 10 Years [Percent]	22.70%
RVS RAVA Apex Variable Annuity | Columbia Variable Portfolio - Small Cap Value Discovery Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Small Cap Value Discovery Fund (Class 2) (previously Columbia Variable Portfolio - Small Cap Value Fund (Class 2))
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	14.66%
Average Annual Total Returns, 5 Years [Percent]	12.19%
Average Annual Total Returns, 10 Years [Percent]	11.20%
RVS RAVA Apex Variable Annuity | Columbia Variable Portfolio - Strategic Income Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return, consisting of current income and capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Strategic Income Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	6.88%
Average Annual Total Returns, 5 Years [Percent]	1.87%
Average Annual Total Returns, 10 Years [Percent]	3.99%
RVS RAVA Apex Variable Annuity | Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	8.83%
Average Annual Total Returns, 5 Years [Percent]	(0.32%)
Average Annual Total Returns, 10 Years [Percent]	1.65%
RVS RAVA Apex Variable Annuity | CTIVP® - BlackRock Global Inflation-Linked Securities Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Non-diversified fund that seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.
Portfolio Company Name [Text Block]	CTIVP® - BlackRock Global Inflation-Linked Securities Fund (Class 2) (previously CTIVP® - BlackRock Global Inflation-Protected Securities Fund (Class 2))
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser; BlackRock International Limited, sub-subadviser.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	3.84%
Average Annual Total Returns, 5 Years [Percent]	(1.74%)
Average Annual Total Returns, 10 Years [Percent]	1.71%
RVS RAVA Apex Variable Annuity | CTIVP® - CenterSquare Real Estate Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with current income and capital appreciation.
Portfolio Company Name [Text Block]	CTIVP® - CenterSquare Real Estate Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; CenterSquare Investment Management LLC, subadviser.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	2.11%
Average Annual Total Returns, 5 Years [Percent]	6.36%
Average Annual Total Returns, 10 Years [Percent]	5.44%
RVS RAVA Apex Variable Annuity | CTIVP® - Fidelity Institutional AM® Total Bond Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with a high level of current income.
Portfolio Company Name [Text Block]	CTIVP® - Fidelity Institutional AM® Total Bond Fund (Class 2) (previously CTIVP® - American Century Diversified Bond Fund (Class 2))
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; FIAM LLC, subadviser; FMR Investment Management (UK) Limited, sub-subadviser.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	7.24%
Average Annual Total Returns, 5 Years [Percent]	(0.57%)
Average Annual Total Returns, 10 Years [Percent]	2.08%
RVS RAVA Apex Variable Annuity | CTIVP - Principal Large Cap Growth Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]	CTIVP® - Principal Large Cap Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; Principal Global Investors, LLC, subadviser.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	13.49%
Average Annual Total Returns, 5 Years [Percent]	10.20%
Average Annual Total Returns, 10 Years [Percent]	14.38%
RVS RAVA Apex Variable Annuity | CTIVP® - T. Rowe Price Large Cap Value Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term growth of capital and income.
Portfolio Company Name [Text Block]	CTIVP® - T. Rowe Price Large Cap Value Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; T. Rowe Price Associates, Inc., subadviser.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	12.12%
Average Annual Total Returns, 5 Years [Percent]	10.15%
Average Annual Total Returns, 10 Years [Percent]	9.64%
RVS RAVA Apex Variable Annuity | CTIVP® - TCW Total Return Bond Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with total return through current income and capital appreciation.
Portfolio Company Name [Text Block]	CTIVP® - TCW Total Return Bond Fund (Class 2) (previously CTIVP® - TCW Core Plus Bond Fund (Class 2))
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; TCW Investment Management Company LLC, subadviser.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	7.31%
Average Annual Total Returns, 5 Years [Percent]	(0.78%)
Average Annual Total Returns, 10 Years [Percent]	1.79%
RVS RAVA Apex Variable Annuity | CTIVP® - Victory Sycamore Established Value Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term growth of capital.
Portfolio Company Name [Text Block]	CTIVP® - Victory Sycamore Established Value Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management Inc., subadviser.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	2.00%
Average Annual Total Returns, 5 Years [Percent]	9.37%
Average Annual Total Returns, 10 Years [Percent]	10.43%
RVS RAVA Apex Variable Annuity | CTIVP® - Wellington Large Cap Value Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]	CTIVP® - Wellington Large Cap Value Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; Wellington Management Company LLP, subadviser.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	19.61%
Average Annual Total Returns, 5 Years [Percent]	10.97%
Average Annual Total Returns, 10 Years [Percent]	10.43%
RVS RAVA Apex Variable Annuity | CTIVP® - Westfield Mid Cap Growth Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]	CTIVP® - Westfield Mid Cap Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P., subadviser.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	10.12%
Average Annual Total Returns, 5 Years [Percent]	6.89%
Average Annual Total Returns, 10 Years [Percent]	11.90%
RVS RAVA Apex Variable Annuity | CTIVP® - Westfield Select Large Cap Growth Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]	CTIVP® - Westfield Select Large Cap Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P., subadviser.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	16.98%
Average Annual Total Returns, 5 Years [Percent]	1.78%
Average Annual Total Returns, 10 Years [Percent]	13.02%
RVS RAVA Apex Variable Annuity | CVT EAFE International Index Portfolio - Class F
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to the total return performance of common stocks as represented by the MSCI EAFE Index.
Portfolio Company Name [Text Block]	CVT EAFE International Index Portfolio (Class F)
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	30.64%
Average Annual Total Returns, 5 Years [Percent]	8.31%
Average Annual Total Returns, 10 Years [Percent]	7.63%
RVS RAVA Apex Variable Annuity | CVT Nasdaq 100 Index Portfolio - Class F
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the NASDAQ 100 Index.
Portfolio Company Name [Text Block]	CVT Nasdaq 100 Index Portfolio (Class F)
Portfolio Company Adviser [Text Block]	Calvert Research and Management, adviser; Ameritas Investment Partners, Inc, subadviser.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	20.10%
Average Annual Total Returns, 5 Years [Percent]	14.45%
Average Annual Total Returns, 10 Years [Percent]	18.79%
RVS RAVA Apex Variable Annuity | CVT Russell 2000® Small Cap Index Portfolio - Class F
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000® Index.
Portfolio Company Name [Text Block]	CVT Russell 2000® Small Cap Index Portfolio (Class F)
Portfolio Company Adviser [Text Block]	Calvert Research and Management, adviser; Ameritas Investment Partners, Inc, subadviser.
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	12.23%
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	9.08%
RVS RAVA Apex Variable Annuity | DWS Alternative Asset Allocation VIP Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	DWS Alternative Asset Allocation VIP (Class B)
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas Inc., adviser; RREEF America L.L.C., subadviser.
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	10.03%
Average Annual Total Returns, 5 Years [Percent]	4.88%
Average Annual Total Returns, 10 Years [Percent]	4.52%
RVS RAVA Apex Variable Annuity | Eaton Vance VT Floating-Rate Income Fund - Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high level of current income.
Portfolio Company Name [Text Block]	Eaton Vance VT Floating-Rate Income Fund (Initial Class)
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	3.95%
Average Annual Total Returns, 5 Years [Percent]	4.64%
Average Annual Total Returns, 10 Years [Percent]	4.43%
RVS RAVA Apex Variable Annuity | Fidelity® VIP Contrafund® Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund® Portfolio (Service Class 2)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	21.24%
Average Annual Total Returns, 5 Years [Percent]	15.08%
Average Annual Total Returns, 10 Years [Percent]	15.49%
RVS RAVA Apex Variable Annuity | Fidelity® VIP Emerging Markets Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Emerging Markets Portfolio (Service Class 2)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	40.79%
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	10.66%
RVS RAVA Apex Variable Annuity | Fidelity® VIP Energy Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Energy Portfolio (Service Class 2)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	10.34%
Average Annual Total Returns, 5 Years [Percent]	23.86%
Average Annual Total Returns, 10 Years [Percent]	7.69%
RVS RAVA Apex Variable Annuity | Fidelity® VIP Growth Income Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return through a combination of current income and capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Growth & Income Portfolio (Service Class 2)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	21.21%
Average Annual Total Returns, 5 Years [Percent]	15.83%
Average Annual Total Returns, 10 Years [Percent]	13.56%
RVS RAVA Apex Variable Annuity | Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide capital growth.
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	21.73%
Average Annual Total Returns, 5 Years [Percent]	11.04%
Average Annual Total Returns, 10 Years [Percent]	19.64%
RVS RAVA Apex Variable Annuity | Fidelity® VIP International Capital Appreciation Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP International Capital Appreciation Portfolio (Service Class 2)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	18.36%
Average Annual Total Returns, 5 Years [Percent]	5.99%
Average Annual Total Returns, 10 Years [Percent]	9.53%
RVS RAVA Apex Variable Annuity | Fidelity® VIP Investment Grade Bond Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks as high level of current income as is consistent with the preservation of capital.
Portfolio Company Name [Text Block]	Fidelity® VIP Investment Grade Bond Portfolio (Service Class 2)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	6.93%
Average Annual Total Returns, 5 Years [Percent]	(0.21%)
Average Annual Total Returns, 10 Years [Percent]	2.45%
RVS RAVA Apex Variable Annuity | Fidelity® VIP Mid Cap Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	11.49%
Average Annual Total Returns, 5 Years [Percent]	9.83%
Average Annual Total Returns, 10 Years [Percent]	10.31%
RVS RAVA Apex Variable Annuity | Fidelity® VIP Strategic Income Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a high level of current income and may also seek capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Strategic Income Portfolio (Service Class 2)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	8.58%
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	4.40%
RVS RAVA Apex Variable Annuity | Franklin Income VIP Fund - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of debt and equity securities.
Portfolio Company Name [Text Block]	Franklin Income VIP Fund (Class 4)
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	12.43%
Average Annual Total Returns, 5 Years [Percent]	7.54%
Average Annual Total Returns, 10 Years [Percent]	7.19%
RVS RAVA Apex Variable Annuity | Franklin Mutual Global Discovery VIP Fund - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery VIP Fund (Class 4)
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	23.25%
Average Annual Total Returns, 5 Years [Percent]	11.88%
Average Annual Total Returns, 10 Years [Percent]	8.41%
RVS RAVA Apex Variable Annuity | Franklin Small Cap Value VIP Fund - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Fund (Class 4)
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	7.49%
Average Annual Total Returns, 5 Years [Percent]	8.75%
Average Annual Total Returns, 10 Years [Percent]	9.71%
RVS RAVA Apex Variable Annuity | Goldman Sachs VIT Small Cap Equity Insights Fund - Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Goldman Sachs VIT Small Cap Equity Insights Fund (Service Shares)
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	15.82%
Average Annual Total Returns, 5 Years [Percent]	10.19%
Average Annual Total Returns, 10 Years [Percent]	10.57%
RVS RAVA Apex Variable Annuity | Invesco V.I. Balanced-Risk Allocation Fund Series II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return with a low to moderate correlation to traditional financial market indices.
Portfolio Company Name [Text Block]	Invesco V.I. Balanced-Risk Allocation Fund (Series II Shares)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	8.69%
Average Annual Total Returns, 5 Years [Percent]	2.27%
Average Annual Total Returns, 10 Years [Percent]	4.91%
RVS RAVA Apex Variable Annuity | Invesco V.I. Comstock Fund Series II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Portfolio Company Name [Text Block]	Invesco V.I. Comstock Fund (Series II Shares)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	17.14%
Average Annual Total Returns, 5 Years [Percent]	15.14%
Average Annual Total Returns, 10 Years [Percent]	11.67%
RVS RAVA Apex Variable Annuity | Invesco V.I. Core Plus Bond Fund Series II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return, comprised of current income and capital appreciation.
Portfolio Company Name [Text Block]	Invesco V.I. Core Plus Bond Fund (Series II Shares)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	6.96%
Average Annual Total Returns, 5 Years [Percent]	(0.36%)
Average Annual Total Returns, 10 Years [Percent]	2.73%
RVS RAVA Apex Variable Annuity | Invesco V.I. Global Fund Series II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Invesco V.I. Global Fund (Series II Shares)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	15.05%
Average Annual Total Returns, 5 Years [Percent]	7.01%
Average Annual Total Returns, 10 Years [Percent]	10.72%
RVS RAVA Apex Variable Annuity | Invesco V.I. Main Street Small Cap Fund® Series II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Small Cap Fund® (Series II Shares)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	8.44%
Average Annual Total Returns, 5 Years [Percent]	8.07%
Average Annual Total Returns, 10 Years [Percent]	10.31%
RVS RAVA Apex Variable Annuity | Invesco V.I. Technology Fund Series II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Invesco V.I. Technology Fund (Series II Shares)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	20.16%
Average Annual Total Returns, 5 Years [Percent]	10.02%
Average Annual Total Returns, 10 Years [Percent]	15.49%
RVS RAVA Apex Variable Annuity | Janus Henderson Balanced Portfolio Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Portfolio Company Name [Text Block]	Janus Henderson Balanced Portfolio (Service Shares)
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	14.84%
Average Annual Total Returns, 5 Years [Percent]	8.21%
Average Annual Total Returns, 10 Years [Percent]	9.86%
RVS RAVA Apex Variable Annuity | Janus Henderson Flexible Bond Portfolio Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to obtain maximum total return, consistent with preservation of capital.
Portfolio Company Name [Text Block]	Janus Henderson Flexible Bond Portfolio (Service Shares)
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	7.22%
Average Annual Total Returns, 5 Years [Percent]	(0.47%)
Average Annual Total Returns, 10 Years [Percent]	2.07%
RVS RAVA Apex Variable Annuity | Janus Henderson Forty Portfolio Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Janus Henderson Forty Portfolio (Service Shares)
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	17.86%
Average Annual Total Returns, 5 Years [Percent]	11.37%
Average Annual Total Returns, 10 Years [Percent]	15.96%
RVS RAVA Apex Variable Annuity | Janus Henderson Global Technology and Innovation Portfolio Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Janus Henderson Global Technology and Innovation Portfolio (Service Shares)
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	24.84%
Average Annual Total Returns, 5 Years [Percent]	13.44%
Average Annual Total Returns, 10 Years [Percent]	21.18%
RVS RAVA Apex Variable Annuity | Janus Henderson Overseas Portfolio Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Janus Henderson Overseas Portfolio (Service Shares)
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	28.58%
Average Annual Total Returns, 5 Years [Percent]	9.17%
Average Annual Total Returns, 10 Years [Percent]	8.97%
RVS RAVA Apex Variable Annuity | Lazard Retirement Emerging Markets Equity Portfolio - Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Lazard Retirement Emerging Markets Equity Portfolio (Service Shares)
Portfolio Company Adviser [Text Block]	Lazard Asset Management, LLC
Current Expenses [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	41.77%
Average Annual Total Returns, 5 Years [Percent]	10.76%
Average Annual Total Returns, 10 Years [Percent]	9.35%
RVS RAVA Apex Variable Annuity | Lazard Retirement Global Dynamic Multi-Asset Portfolio - Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Name [Text Block]	Lazard Retirement Global Dynamic Multi-Asset Portfolio (Service Shares)
Portfolio Company Adviser [Text Block]	Lazard Asset Management, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	15.72%
Average Annual Total Returns, 5 Years [Percent]	5.19%
Average Annual Total Returns, 10 Years [Percent]	5.93%
RVS RAVA Apex Variable Annuity | Lord Abbett Series Fund Bond Debenture Portfolio - Class VC
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to deliver high current income and long-term growth of capital by investing primarily in a variety of fixed income securities and select equity-related securities.
Portfolio Company Name [Text Block]	Lord Abbett Series Fund Bond Debenture Portfolio (Class VC)
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	8.33%
Average Annual Total Returns, 5 Years [Percent]	2.10%
Average Annual Total Returns, 10 Years [Percent]	4.72%
RVS RAVA Apex Variable Annuity | Lord Abbett Series Fund Short Duration Income Portfolio - Class VC
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to deliver a high level of current income consistent with the preservation of capital by investing in a variety of short maturity debt securities including, investment grade and high yield corporate bonds, U.S. government securities, and mortgage- and other asset-backed debt securities.
Portfolio Company Name [Text Block]	Lord Abbett Series Fund Short Duration Income Portfolio (Class VC)
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	5.90%
Average Annual Total Returns, 5 Years [Percent]	2.25%
Average Annual Total Returns, 10 Years [Percent]	2.62%
RVS RAVA Apex Variable Annuity | LVIP American Century International Fund Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital growth.
Portfolio Company Name [Text Block]	LVIP American Century International Fund (Service Class)
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation, adviser; American Century Investment Management, Inc., subadviser.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	15.81%
Average Annual Total Returns, 5 Years [Percent]	1.71%
Average Annual Total Returns, 10 Years [Percent]	6.27%
RVS RAVA Apex Variable Annuity | LVIP American Century Mid Cap Value Fund Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital growth. Income is a secondary objective.
Portfolio Company Name [Text Block]	LVIP American Century Mid Cap Value Fund (Service Class)
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation, adviser; American Century Investment Management, Inc., subadviser.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	8.83%
Average Annual Total Returns, 5 Years [Percent]	8.72%
Average Annual Total Returns, 10 Years [Percent]	8.96%
RVS RAVA Apex Variable Annuity | LVIP American Century Value Fund Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital growth. Income is a secondary objective.
Portfolio Company Name [Text Block]	LVIP American Century Value Fund (Service Class)
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation, adviser; American Century Investment Management, Inc., subadviser.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	15.85%
Average Annual Total Returns, 5 Years [Percent]	11.47%
Average Annual Total Returns, 10 Years [Percent]	10.07%
RVS RAVA Apex Variable Annuity | LVIP - JPMorgan U.S.Equity Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide high total return from a portfolio of selected equity securities.
Portfolio Company Name [Text Block]	LVIP JPMorgan U.S. Equity Fund (Service Class)
Portfolio Company Adviser [Text Block]	Lincoln Investment Advisors Corporation, adviser; J.P. Morgan Investment Management Inc., subadviser.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	14.26%
Average Annual Total Returns, 5 Years [Percent]	13.40%
Average Annual Total Returns, 10 Years [Percent]	14.56%
RVS RAVA Apex Variable Annuity | MFS® Global Real Estate Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Name [Text Block]	MFS® Global Real Estate Portfolio (Service Class)
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	3.30%
Average Annual Total Returns, 5 Years [Percent]	1.08%
Average Annual Total Returns, 10 Years [Percent]	4.76%
RVS RAVA Apex Variable Annuity | MFS® International Growth Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	MFS® International Growth Portfolio (Service Class)
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	20.81%
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	9.60%
RVS RAVA Apex Variable Annuity | MFS® Research International Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	MFS® Research International Portfolio (Service Class)
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	21.75%
Average Annual Total Returns, 5 Years [Percent]	5.25%
Average Annual Total Returns, 10 Years [Percent]	7.27%
RVS RAVA Apex Variable Annuity | MFS® Utilities Series - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Name [Text Block]	MFS® Utilities Series (Service Class)
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	14.76%
Average Annual Total Returns, 5 Years [Percent]	7.38%
Average Annual Total Returns, 10 Years [Percent]	9.22%
RVS RAVA Apex Variable Annuity | Morgan Stanley VIF Discovery Portfolio Class II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.
Portfolio Company Name [Text Block]	Morgan Stanley VIF Discovery Portfolio (Class II Shares)
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	12.44%
Average Annual Total Returns, 5 Years [Percent]	(5.46%)
Average Annual Total Returns, 10 Years [Percent]	14.04%
RVS RAVA Apex Variable Annuity | Neuberger Berman AMT Quality Equity Portfolio Class S
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.
Portfolio Company Name [Text Block]	Neuberger Berman AMT Quality Equity Portfolio (Class S) (previously Neuberger Berman AMT Sustainable Equity Portfolio (Class S))
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	13.41%
Average Annual Total Returns, 5 Years [Percent]	12.54%
Average Annual Total Returns, 10 Years [Percent]	12.66%
RVS RAVA Apex Variable Annuity | Nomura VIP Asset Strategy Series Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide total return.
Portfolio Company Name [Text Block]	Nomura VIP Asset Strategy Series (Service Class) (previously Macquarie VIP Asset Strategy Series (Service Class))
Portfolio Company Adviser [Text Block]	Delaware Management Company, adviser; Macquarie Investment Management Global Limited, subadviser.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	16.66%
Average Annual Total Returns, 5 Years [Percent]	7.07%
Average Annual Total Returns, 10 Years [Percent]	7.84%
RVS RAVA Apex Variable Annuity | Nomura VIP Fund for Income Series - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high current income.
Portfolio Company Name [Text Block]	Nomura VIP Fund for Income Series (Service Class) (previously Macquarie VIP Fund for Income Series (Service Class))
Portfolio Company Adviser [Text Block]	Delaware Management Company, adviser; Nomura Corporate Research and Asset Management Inc., subadviser.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	8.80%
RVS RAVA Apex Variable Annuity | Nomura VIP International Core Equity Series - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital growth.
Portfolio Company Name [Text Block]	Nomura VIP International Core Equity Series (Service Class) (previously Macquarie VIP International Core Equity Series (Service Class))
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	24.24%
Average Annual Total Returns, 5 Years [Percent]	7.83%
Average Annual Total Returns, 10 Years [Percent]	6.62%
RVS RAVA Apex Variable Annuity | PIMCO VIT All Asset Portfolio Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO VIT All Asset Portfolio (Advisor Class)
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (PIMCO)
Current Expenses [Percent]	2.23%
Average Annual Total Returns, 1 Year [Percent]	14.19%
Average Annual Total Returns, 5 Years [Percent]	5.49%
Average Annual Total Returns, 10 Years [Percent]	6.67%
RVS RAVA Apex Variable Annuity | PIMCO VIT Total Return Portfolio Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO VIT Total Return Portfolio (Advisor Class)
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (PIMCO)
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	8.78%
Average Annual Total Returns, 5 Years [Percent]	(0.08%)
Average Annual Total Returns, 10 Years [Percent]	2.26%
RVS RAVA Apex Variable Annuity | Putnam VT Global Health Care Fund - Class IB Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Putnam VT Global Health Care Fund (Class IB Shares)
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC, adviser; Franklin Advisers, Inc., Franklin Templeton Investment Management Limited and The Putnam Advisory Company, LLC, subadvisers.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	15.05%
Average Annual Total Returns, 5 Years [Percent]	7.71%
Average Annual Total Returns, 10 Years [Percent]	8.36%
RVS RAVA Apex Variable Annuity | Putnam VT International Value Fund - Class IB Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital growth. Current income is a secondary objective.
Portfolio Company Name [Text Block]	Putnam VT International Value Fund (Class IB Shares)
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC, adviser; Franklin Advisers, Inc., Franklin Templeton Investment Management Limited and The Putnam Advisory Company, LLC, subadvisers.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	34.68%
Average Annual Total Returns, 5 Years [Percent]	12.49%
Average Annual Total Returns, 10 Years [Percent]	8.86%
RVS RAVA Apex Variable Annuity | Putnam VT Large Cap Value Fund - Class IB Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital growth and current income.
Portfolio Company Name [Text Block]	Putnam VT Large Cap Value Fund (Class IB Shares)
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC, adviser; Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited, subadvisers.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	20.35%
Average Annual Total Returns, 5 Years [Percent]	15.38%
Average Annual Total Returns, 10 Years [Percent]	13.30%
RVS RAVA Apex Variable Annuity | Putnam VT Sustainable Future Fund - Class IB Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Putnam VT Sustainable Future Fund (Class IB Shares)
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC, adviser; Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited, subadvisers.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	2.66%
Average Annual Total Returns, 5 Years [Percent]	1.19%
Average Annual Total Returns, 10 Years [Percent]	9.60%
RVS RAVA Apex Variable Annuity | Putnam VT Sustainable Leaders Fund - Class IB Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Putnam VT Sustainable Leaders Fund (Class IB Shares)
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC, adviser; Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited, subadvisers.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	10.69%
Average Annual Total Returns, 5 Years [Percent]	10.34%
Average Annual Total Returns, 10 Years [Percent]	14.69%
RVS RAVA Apex Variable Annuity | VanEck VIP Global Gold Fund Class S Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.
Portfolio Company Name [Text Block]	VanEck VIP Global Gold Fund (Class S Shares)
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.45%
Average Annual Total Returns, 1 Year [Percent]	164.43%
Average Annual Total Returns, 5 Years [Percent]	20.00%
Average Annual Total Returns, 10 Years [Percent]	20.89%
RVS RAVA Apex Variable Annuity | Variable Portfolio - Aggressive Portfolio Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide a high level of total return that is consistent with an aggressive level of risk.
Portfolio Company Name [Text Block]	Variable Portfolio - Aggressive Portfolio (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	17.63%
Average Annual Total Returns, 5 Years [Percent]	8.13%
Average Annual Total Returns, 10 Years [Percent]	9.06%
RVS RAVA Apex Variable Annuity | Variable Portfolio - Conservative Portfolio Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide a high level of total return that is consistent with a conservative level of risk.
Portfolio Company Name [Text Block]	Variable Portfolio - Conservative Portfolio (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	10.21%
Average Annual Total Returns, 5 Years [Percent]	1.62%
Average Annual Total Returns, 10 Years [Percent]	3.53%
RVS RAVA Apex Variable Annuity | Variable Portfolio - Managed Risk Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Name [Text Block]	Variable Portfolio - Managed Risk Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	12.15%
Average Annual Total Returns, 5 Years [Percent]	4.73%
RVS RAVA Apex Variable Annuity | Variable Portfolio - Managed Risk U.S. Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Name [Text Block]	Variable Portfolio - Managed Risk U.S. Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	9.59%
Average Annual Total Returns, 5 Years [Percent]	5.64%
RVS RAVA Apex Variable Annuity | Variable Portfolio - Managed Volatility Conservative Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Name [Text Block]	Variable Portfolio - Managed Volatility Conservative Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	9.17%
Average Annual Total Returns, 5 Years [Percent]	1.15%
Average Annual Total Returns, 10 Years [Percent]	3.33%
RVS RAVA Apex Variable Annuity | Variable Portfolio - Managed Volatility Conservative Growth Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Name [Text Block]	Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	11.02%
Average Annual Total Returns, 5 Years [Percent]	2.66%
Average Annual Total Returns, 10 Years [Percent]	4.53%
RVS RAVA Apex Variable Annuity | Variable Portfolio - Managed Volatility Growth Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Name [Text Block]	Variable Portfolio - Managed Volatility Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	14.75%
Average Annual Total Returns, 5 Years [Percent]	5.83%
Average Annual Total Returns, 10 Years [Percent]	6.95%
RVS RAVA Apex Variable Annuity | Variable Portfolio - Managed Volatility Moderate Growth Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.
Portfolio Company Name [Text Block]	Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	12.87%
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	5.82%
RVS RAVA Apex Variable Annuity | Variable Portfolio - Moderate Portfolio Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide a high level of total return that is consistent with a moderate level of risk.
Portfolio Company Name [Text Block]	Variable Portfolio - Moderate Portfolio (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	13.86%
Average Annual Total Returns, 5 Years [Percent]	4.91%
Average Annual Total Returns, 10 Years [Percent]	6.42%
RVS RAVA Apex Variable Annuity | Variable Portfolio - Moderately Aggressive Portfolio Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.
Portfolio Company Name [Text Block]	Variable Portfolio - Moderately Aggressive Portfolio (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	15.71%
Average Annual Total Returns, 5 Years [Percent]	6.44%
Average Annual Total Returns, 10 Years [Percent]	7.71%
RVS RAVA Apex Variable Annuity | Variable Portfolio - Moderately Conservative Portfolio Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.
Portfolio Company Name [Text Block]	Variable Portfolio - Moderately Conservative Portfolio (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	12.10%
Average Annual Total Returns, 5 Years [Percent]	3.18%
Average Annual Total Returns, 10 Years [Percent]	4.92%
RVS RAVA Apex Variable Annuity | Variable Portfolio - Partners Core Bond Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.
Portfolio Company Name [Text Block]	Variable Portfolio - Partners Core Bond Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and Allspring Global Investments, LLC, subadvisers.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	7.28%
Average Annual Total Returns, 5 Years [Percent]	(0.23%)
Average Annual Total Returns, 10 Years [Percent]	1.99%
RVS RAVA Apex Variable Annuity | Variable Portfolio - Partners Core Equity Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]	Variable Portfolio - Partners Core Equity Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc., subadvisers.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	13.14%
Average Annual Total Returns, 5 Years [Percent]	13.04%
Average Annual Total Returns, 10 Years [Percent]	12.63%
RVS RAVA Apex Variable Annuity | Variable Portfolio - Partners International Core Equity Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term growth of capital.
Portfolio Company Name [Text Block]	Variable Portfolio - Partners International Core Equity Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; Schroder Investment Management North America Inc., subadviser; Schroder Investment Management North America Limited, sub-subadviser.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	24.55%
Average Annual Total Returns, 5 Years [Percent]	7.02%
Average Annual Total Returns, 10 Years [Percent]	6.12%
RVS RAVA Apex Variable Annuity | Variable Portfolio - Partners International Growth Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]	Variable Portfolio - Partners International Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers LLC, adviser; William Blair Investment Management, LLC and Walter Scott & Partners Limited, subadvisers.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	17.50%
Average Annual Total Returns, 5 Years [Percent]	1.36%
Average Annual Total Returns, 10 Years [Percent]	5.01%
RVS RAVA Apex Variable Annuity | Variable Portfolio - Partners International Value Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]	Variable Portfolio - Partners International Value Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; Pzena Investment Management, LLC and Thompson, Siegel & Walmsley LLC, subadvisers.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	34.84%
Average Annual Total Returns, 5 Years [Percent]	10.14%
Average Annual Total Returns, 10 Years [Percent]	6.97%
RVS RAVA Apex Variable Annuity | Variable Portfolio - Partners Small Cap Growth Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]	Variable Portfolio - Partners Small Cap Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; Goldman Sachs Asset Management, LP and Segall Bryant & Hamill LLC, subadvisers.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	7.86%
Average Annual Total Returns, 5 Years [Percent]	0.94%
Average Annual Total Returns, 10 Years [Percent]	7.72%
RVS RAVA Apex Variable Annuity | Variable Portfolio - Partners Small Cap Value Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital appreciation.
Portfolio Company Name [Text Block]	Variable Portfolio - Partners Small Cap Value Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; Segall Bryant & Hamill, LLC and William Blair Investment Management, LLC, subadvisers.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	7.07%
Average Annual Total Returns, 5 Years [Percent]	6.60%
Average Annual Total Returns, 10 Years [Percent]	7.06%
RVS RAVA Apex Variable Annuity | Variable Portfolio - U.S. Flexible Conservative Growth Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Name [Text Block]	Variable Portfolio - U.S. Flexible Conservative Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	9.22%
Average Annual Total Returns, 5 Years [Percent]	3.53%
RVS RAVA Apex Variable Annuity | Variable Portfolio - U.S. Flexible Growth Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Name [Text Block]	Variable Portfolio - U.S. Flexible Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	11.07%
Average Annual Total Returns, 5 Years [Percent]	7.36%
RVS RAVA Apex Variable Annuity | Variable Portfolio - U.S. Flexible Moderate Growth Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Name [Text Block]	Variable Portfolio - U.S. Flexible Moderate Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	10.10%
Average Annual Total Returns, 5 Years [Percent]	5.46%
RVS RAVA Apex Variable Annuity | Western Asset Variable Global High Yield Bond Portfolio - Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total return.
Portfolio Company Name [Text Block]	Western Asset Variable Global High Yield Bond Portfolio (Class II)
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC, adviser; Western Asset Management Company, LLC, subadviser.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	9.95%
Average Annual Total Returns, 5 Years [Percent]	2.34%
Average Annual Total Returns, 10 Years [Percent]	5.09%
RVS RAVA Apex Variable Annuity | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Benefits in Case of Death We will pay the death benefit to your beneficiary upon your death if you die before the annuitization start date and the contract value is greater than zero. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner. If the joint owners are spouses, the surviving spouse will be treated as the sole primary beneficiary. Further, a spousal joint owner may have the right to continue the contract in force upon your death (see “Spousal continuation”). All contracts include a Standard Return of Purchase Payment (ROPP) Death Benefit; however, non-qualified contracts can elect to opt out of the Standard ROPP Death Benefit and instead receive the Contract Value Death Benefit for a reduced mortality and expense risk charge. If you select the Contract Value Death Benefit, your beneficiary will only receive the contract value which is impacted by investment performance and charges. You will not have a guaranteed return of purchase payments at death. If you have the Standard ROPP Death Benefit and if you die prior to the annuitization start date, we will pay the beneficiary the greater of the following amounts: •the Contract Value, after any applicable charges are deducted as of the day we receive due proof of death; or •ROPP value, which is explained below. If you have a non-qualified contract and elect the Contract Value Death Benefit and if you die prior to the annuitization start date, we will pay the beneficiary the Contract Value, after any applicable charges are deducted as of the day we receive due proof of death. Here are some terms that are used to describe the Standard ROPP Death Benefit and optional death benefits: ROPP Value: is the initial purchase payment on the contract issue date. Additional purchase payments will be added to the ROPP value. Adjusted partial surrenders will be subtracted from the ROPP value.
Adjusted partial surrenders	=	a × b
c
a	=	the amount your contract value is reduced by the partial surrender.
b	=	the applicable ROPP value, MAV value or 5-year MAV value on the date of (but prior to) the partial surrender.
c	=	the contract value on the date of (but prior to) the partial surrender.
If you take a partial surrender, the applicable ROPP, MAV, or 5-year MAV value will be reduced proportionally based on the percentage of contract value that is withdrawn. This means that if the contract value is higher than the ROPP, MAV, or 5-year MAV value at the time of a partial surrender, then the ROPP, MAV, or 5-year MAV Value is reduced by an amount that is less than the dollar amount withdrawn. Conversely, if the contract value is lower than the ROPP, MAV, or 5-year MAV value at the time of a partial surrender, then the ROPP, MAV, or 5-year MAV value is reduced by an amount that is more than the dollar amount withdrawn. Covered Life Change: is either continuation of the contract by a spouse under the spousal continuation provision, or an ownership change where any owner after the ownership change was not an owner prior to the change.
For a spouse who continues the contract, we set the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid.
	After a covered life change other than for the spouse who continues the contract, we reset the ROPP value on the valuation date we receive your written request for the ownership change to the contract value after any rider charges have been deducted, if that amount is less. If You Die Before the Annuitization Start Date When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract’s value using the accumulation unit value we calculate on that valuation date. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled. Death claim requirements generally include due proof of death and will be detailed in the claim materials we send upon notification of death. When paying multiple beneficiaries, we will process the death claim of each beneficiary on the valuation date when a beneficiary provides us with complete death claim requirements. We will determine a beneficiary’s proceeds using the accumulation unit value we calculate on that valuation date. The remaining contract value remains invested as was specified at time of death. We pay interest, if any, at a rate no less than required by law. We will mail payment to a beneficiary within seven days after our death claim requirements are fulfilled. Nonqualified annuities Spousal continuation: If your spouse is sole primary beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner. Your spouse may make additional purchase payments. There will be no surrender charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see “Optional Death Benefits” and “Benefits in Case of Death”). In addition, the age band used to determine the mortality and expense risk fee may change depending on the attained age of the spouse (see “Charges and Adjustments – Annual Contract Expenses – Mortality and Expense Risk Fee”). If your beneficiary is not your spouse, or your spouse does not elect spousal continuation, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if: •the beneficiary elects in writing, and payouts begin, no later than one year after your death, or other date as permitted by the IRS; and •the payout period does not extend beyond the beneficiary’s life or life expectancy. Qualified annuities The information below has been revised to reflect regulations issued by the Internal Revenue Service that describe the requirements for required minimum distributions when a person or entity inherit assets held in an IRA, 403(b) or qualified retirement plan. Contract owners are advised to work with a tax professional to understand their required minimum distribution obligations under the regulations and federal law. The regulations can be found in the IRS Notice 2024-35. •Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole primary beneficiary, your spouse may either elect to treat the contract as his/her own (spousal continuation), so long as he or she is eligible to do so or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 73. If you attained age 73 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death. Your spouse may elect to assume ownership of the contract with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner. There will be no surrender charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see “Optional Death Benefits” and “Benefits in Case of Death”). In addition, the age band used to determine the mortality and expense risk fee may change depending on the attained age of the spouse (see “Charges and Adjustments – Annual Contract Expenses – Mortality and Expense Risk Fee”). If you purchased this contract as an inherited IRA and your spouse is the sole beneficiary, he or she can elect to continue this contract as an inherited IRA. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy and must withdraw his or her entire inherited interest by December 31 of the 10th year following your date of death. If you purchased this contract as an inherited IRA and your spouse is not the sole beneficiary, he or she can elect an alternative payment plan for his or her share of the death benefit and all optional death benefits will terminate. Your spouse beneficiary must submit the applicable investment options form. No additional purchase payments will be accepted. The death benefit payable on the death of the spouse beneficiary is the contract value and the mortality and expense risk fee will be reset based on the spouse's attained age. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy and must withdraw his or her entire inherited interest by December 31 of the 10th year following your date of death. Non-spouse beneficiary: If you have not elected an annuity payout plan, the beneficiary is required to withdraw his or her entire inherited interest by December 31 of the 10th year following your date of death unless they qualify as an “eligible designated beneficiary.” Your beneficiary may be required to take distributions during the 10-year period if you died after your Required Beginning Date, as defined by the Code. Eligible designated beneficiaries may continue to take proceeds out over your life expectancy if you died prior to your Required Beginning Date or over the greater of your life expectancy or their life expectancy if you died after your Required Beginning Date. Eligible designated beneficiaries include: •the surviving spouse; •a lawful child of the owner under the age of 21 (remaining amount must be withdrawn by the earlier of the end of the year the minor turns 31 or end of the 10th year following the minor's death); •disabled within the meaning of Code section 72(m)(7); •chronically ill within the meaning of Code section 7702B(c)(2); •any other person who is not more than 10 years younger than the owner. However, non-natural beneficiaries, such as estates and charities, are subject to a five-year rule to distribute the IRA if you died prior to your Required Beginning Date. We will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under a payout plan available under this contract and: •the beneficiary elects in writing, and payouts begin, no later than one year following the year of your death; and •the payout period does not extend beyond December 31 of the 10th year following your death or the applicable life expectancy for an eligible designated beneficiary •Spouse and Non-spouse beneficiary: If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits will terminate. The beneficiary must submit the applicable investment options form. No additional purchase payments will be accepted. The death benefit payable on the death of the beneficiary is the contract value (however, the morality and expense risk charge is still based on the standard ROPP death benefit).The age band will be reset to reflect the age of the new owner on the date of the Covered Life Change and the size band will be reset based on the beneficiary’s portion of the death benefit proceeds, which may affect the mortality and expense risk fee charge. If You Die After the Annuitization Start Date If you die after the annuitization start date, the amount payable to your beneficiary, if any, will depend on the annuity payment plan elected, subject to adjustment in order to comply with the IRS rules and regulations. Death of the owner: If the owner is the annuitant and dies after the annuitization start date, payments cease for lifetime only payment plans. Payments continue to the owner’s beneficiaries for the remainder of any guarantee period or for the lifetime of a surviving joint annuitant, if any. If the owner is not the annuitant and dies after the annuitization start date, payments continue to the beneficiaries according to the payment plan in effect. Death of the annuitant or of a beneficiary receiving payments under an annuity payment plan: If the owner is not the annuitant and the annuitant dies after the annuitization start date, payments cease for lifetime payment plans. Payments continue to the owner for the remainder of any guarantee period or for the lifetime of a surviving joint annuitant, if any. If a beneficiary elects an annuity payment plan as provided under the payment options provision above and dies after payments begin, payments continue to beneficiaries named by the deceased beneficiary as provided under the change of beneficiary provision for the remainder of any guarantee period. (See “Annuity Payout Plans”) In any event, amounts remaining payable must be paid at least as rapidly as payments were being made at the time of such death.
Calculation Method of Benefit [Text Block]	Example of Standard ROPP Death Benefit calculation: •You purchase the contract with a payment of $20,000 •During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.
We calculate the death benefit as follows:
The total purchase payments minus adjustments for partial surrenders:
Total purchase payments minus adjusted partial surrenders, calculated as:	$20,000
$1,500 × $20,000 =	–1,667
$18,000
for a death benefit of:	$18,333
since this is greater than your contract value of $16,500

RVS RAVA Apex Variable Annuity | Contract Value Equals or Exceeds 50000
Item 4. Fee Table [Line Items]
Administrative Expense, Maximum [Dollars]	$ 30
Administrative Expense, Current [Dollars]	$ 0
RVS RAVA Apex Variable Annuity | MAV Death Benefit
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.25%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.25%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	MAV Death Benefit
Purpose of Benefit [Text Block]	Increases the guaranteed death benefit to the highest anniversary contract value, adjusted for any partial surrenders
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.25%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.25%
Brief Restrictions / Limitations [Text Block]	•Available to owners age 79 and younger•Must be elected at contract issue•Not available with Enhanced Legacy Benefit or Contract Value Death Benefit•No longer eligible to increase on any contract anniversary on/after your 81st birthday.•Withdrawals will proportionately reduce the benefit, which means your benefit could be reduced by more than the dollar amount of your withdrawals. Such reductions could be significant.•Annuitizing the Contract terminates the benefit
Name of Benefit [Text Block]	MAV Death Benefit
Operation of Benefit [Text Block]	Maximum Anniversary Value (MAV) Death Benefit The MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values: 1.the contract value after any rider charges have been deducted; 2.the ROPP value; or 3.the MAV. The MAV equals the ROPP value prior to the first contract anniversary. Every contract anniversary prior to the earlier of your 81st birthday or your death, we compare the MAV to the current contract value and we reset the MAV to the higher amount. The MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders as described above in the “Benefits in Case of Death” section. For a spouse who is age 79 or younger and continues the contract, we reset the MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid. If your spouse is age 80 or older when the contract is continued, the MAV death benefit will terminate and the Standard ROPP Death Benefit will apply. After a covered life change other than for a spouse who continues the contract, if all owners are age 79 or younger, we reset the MAV on the valuation date we receive your request for the ownership change to the lesser of these two values: (a)the contract value after any rider charges have been deducted, or (b)the MAV on that date, but prior to the reset. If any owner is age 80 or older at the time of the covered life change, the MAV death benefit will terminate and the Standard ROPP Death Benefit will apply. You cannot elect the optional MAV Death Benefit if you have elected the Contract Value Death Benefit. For an example, please see Appendix C.
Calculation Method of Benefit [Text Block]	Example – MAV Death Benefit Assumptions: •You purchase the contract with a payment of $25,000. •On the first contract anniversary the contract value grows to $26,000. •During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender (including surrender charge), leaving a contract value of $20,500.
We calculate the MAV death benefit, which is based on the greater of three values, as follows:
1.	Contract value at death:	$20,500.00
2.	Purchase payments minus adjusted partial surrenders:
	Total purchase payments:	$25,000.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $25,000 =	–1,704.55
	$22,000
	for a death benefit of:	$23,295.45
3.	The MAV immediately preceding the date of death:
	Greatest of your contract anniversary values:	$26,000.00
	plus purchase payments made since the prior anniversary:	+0.00
	minus adjusted partial surrenders, calculated as:
$1,500 × $26,000	=	–1,772.73
$22,000
for a death benefit of:		$24,227.27
The MAV Death Benefit, calculated as the greatest of these three values, which is the MAV:		$24,227.27

RVS RAVA Apex Variable Annuity | 5-year MAV Death Benefit
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.10%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.10%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	5-year MAV Death Benefit
Purpose of Benefit [Text Block]	Increases the guaranteed death benefit to the highest 5th anniversary contract value, adjusted for any partial surrenders
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.10%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.10%
Brief Restrictions / Limitations [Text Block]	•Available to owners age 75 and younger•Must be elected at contract issue•Not available with Enhanced Legacy Benefit or Contract Value Death Benefit•No longer eligible to increase on any contract anniversary on/after your 81st birthday•Withdrawals will proportionately reduce the benefit, which means your benefit could be reduced by more than the dollar amount of your withdrawals. Such reductions could be significant•Annuitizing the Contract terminates the benefit
Name of Benefit [Text Block]	5-year MAV Death Benefit
Operation of Benefit [Text Block]	5-Year Maximum Anniversary Value (5-Year MAV) Death Benefit The 5-year MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values: 1.the contract value after any rider charges have been deducted; 2.the ROPP value; or 3.the 5-year MAV. The 5-year MAV equals the ROPP value prior to the fifth contract anniversary. Every fifth contract anniversary prior to the earlier of your 81st birthday or your death, we compare the 5-year MAV to the current contract value and we reset the 5-Year MAV to the higher amount. The 5-year MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders as described above in the “Benefits in Case of Death” section. For a spouse who is age 75 or younger and continues the contract, we reset the 5-Year MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid. If your spouse is age 76 or older when the contract was continued, the 5-year MAV death benefit will terminate and the Standard ROPP Death Benefit will apply. After a covered life change other than for a spouse who continues the contract, if all owners are age 75 or younger, we reset the 5-Year MAV on the valuation date we receive your request for the ownership change to the lesser of these two values: (a)the contract value after any rider charges have been deducted, or (b)the 5-Year MAV on that date, but prior to the reset. If any owner is age 76 or older at the time of the covered life change, the 5-year MAV death benefit will terminate and the Standard ROPP Death Benefit will apply. You cannot elect the optional 5-Year MAV Death Benefit if you have elected the Contract Value Death Benefit. For an example, please see Appendix C.
Calculation Method of Benefit [Text Block]	Example – 5-Year MAV Death Benefit Assumptions: •You purchase the contract with a payment of $25,000. •On the fifth contract anniversary the contract value grows to $26,000. •During the sixth contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender (including surrender charge), leaving a contract value at $20,500.
We calculate the 5-Year MAV death benefit, which is based on the greater of three values, as follows:
1.	Contract value at death:	$20,500.00
2.	Purchase payments minus adjusted partial surrenders:
	Total purchase payments:	$25,000.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $25,000 =	–1,704.55
	$22,000
	for a death benefit of:	$23,295.45
3.	The 5-Year MAV immediately preceding the date of death:
	Greatest of your contract anniversary values:	$26,000.00
	plus purchase payments made since the prior anniversary:	+0.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $26,000 =	–1,772.73
	$22,000
	for a death benefit of:	$24,227.27
The 5-Year MAV Death Benefit, calculated as the greatest of these three values, which is the 5-Year MAV:		$24,227.27

RVS RAVA Apex Variable Annuity | Benefit Protector Death Benefit
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.25%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.25%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Benefit Protector Death Benefit
Purpose of Benefit [Text Block]	Provides an additional death benefit, based on a percentage of contract earnings, to help offset expenses after death such as funeral expenses or federal and state taxes
Optional Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.25%
Standard Benefit Expense (of Other Amount), Current [Percent]	0.25%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.25%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.25%
Brief Restrictions / Limitations [Text Block]	•Available to owners age 75 and younger•Must be elected at contract issue•Available with the Standard ROPP Death Benefit, MAV or 5-year MAV•For contract owners under age 70 at issue, the benefit is 40% of earnings•For contract owners age 70 and older at issue with application dates on or after 10/16/2023, the benefit is 25% of earnings•For contract owners age 70 and older at issue with application dates prior to 10/16/2023, the benefit is 15% of earnings•Annuitizing the Contract terminates the benefit
Name of Benefit [Text Block]	Benefit Protector Death Benefit
Operation of Benefit [Text Block]	Benefit Protector Death Benefit The Benefit Protector is intended to provide an additional death benefit to your beneficiary if there are earnings in the annuity. This will help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see “Charges”). The Benefit Protector provides reduced benefits if you are age 70 or older at the rider effective date. The Benefit Protector does not provide any additional benefit before the first rider anniversary. If you are age 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. You cannot elect the optional Benefit Protector Death Benefit if you have elected the Contract Value Death Benefit or the Enhanced Legacy Benefit. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking any surrenders including RMDs. Be sure to discuss with your investment professional and tax advisor whether or not the Benefit Protector is appropriate for your situation. The Benefit Protector provides that if you die after the first rider anniversary, but before the annuitization start date, and while this contract is in force, we will pay the beneficiary: For contracts with application dates on or after 10/16/2023 •the applicable death benefit, plus: •40% of your earnings at death if you were under age 70 on the rider effective date; or •25% of your earnings at death if you were age 70 or older on the rider effective date. For contracts with application dates prior to 10/16/2023 •the applicable death benefit, plus: •40% of your earnings at death if you were under age 70 on the rider effective date; or •15% of your earnings at death if you were age 70 or older on the rider effective date. If there has been a covered life change, remaining purchase payments is set as the contract value on the date of the most recent covered life change. Thereafter, remaining purchase payments is increased by the amount of each additional purchase payment and adjusted for each partial surrender. Earnings at death: Earnings at death is equal to the death benefit that is otherwise payable (without this rider), less remaining purchase payments. We set maximum earnings at death of 250% of purchase payments not previously withdrawn that are one or more years old. Earnings at death cannot be less than zero. Terminating the Benefit Protector •You may terminate the rider within 30 days after the first rider anniversary. •You may terminate the rider within 30 days after any rider anniversary beginning with the seventh rider anniversary. •The rider will terminate when you make a full surrender from the contract or on the annuitization start date. •Your spouse may terminate the rider within 30 days following the effective date of the spousal continuation if your spouse is age 75 or younger. •You may terminate the rider within 30 days following the effective date of an ownership change if you are age 75 or younger. •The rider will terminate for a spousal continuation or ownership change if the spouse or any owner is age 76 or older at the time of the change. •The rider will terminate after the death benefit is payable, unless the spouse continues the contract under spousal continuation provision. •The rider will terminate when beneficiary elects an alternative payment plan which is an inherited IRA. If your spouse is the sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner. Your spouse will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract and the age of the spouse at the time of the change will be used to determine the earnings at death percentage going forward. If your spouse does not qualify for the rider on the basis of age we will terminate the rider and the Standard ROPP Death Benefit will apply. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid and we will substitute this new contract value on the date of death for “remaining purchase payments” used in calculating earnings at death. After a covered life change other than a spouse that continues the contract, all owners will be subject to all of the limitations and restrictions of the rider just as if they were purchasing a new contract; and the age of all owners at the time of the change will be used to determine the earnings at death percentage going forward. If any owner does not qualify for the rider on the basis of age, we will terminate the rider and the Standard ROPP Death Benefit will apply. If they do qualify for the rider on the basis of age, we will substitute the contract value on the date of the ownership change for remaining purchase payments used in calculating earnings at death. For an example, please see Appendix C.
Calculation Method of Benefit [Text Block]	EXAMPLE — BENEFIT PROTECTOR Assumptions: •You purchase the contract with a payment of $100,000 and you are under age 70. You select the seven-year surrender charge schedule, the MAV and the Benefit Protector. •During the first contract year the contract value grows to $105,000. The death benefit equals the contract value, or $105,000. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time. •On the first contract anniversary the contract value grows to $110,000. The death benefit equals:
MAV death benefit amount (contract value):	$110,000
plus the Benefit Protector which equals 40% of earnings at death (MAV death benefit amount minus remaining purchase payments):
0.40 × ($110,000 – $100,000) =	+4,000
Total death benefit of:	$114,000
•On the second contract anniversary the contract value falls to $105,000. The death benefit equals:
MAV death benefit amount (maximum anniversary value):	$110,000
plus the Benefit Protector (40% of earnings at death):
0.40 × ($110,000 – $100,000) =	+4,000
Total death benefit of:	$114,000
•During the third contract year the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary’s contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate remaining purchase payments as $100,000 – $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:
MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):
$110,000 –	($50,000 X $110,000)	=	$57,619
	$105,000
plus the Benefit Protector (40% of earnings at death):
0.40 × ($57,619 – $55,000) =			+1,048
Total death benefit of:			$58,667
•On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $58,667. The reduction in contract value has no effect. •On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of remaining purchase payments that are one or more years old. The death benefit equals:
MAV death benefit amount (contract value):	$200,000
plus the Benefit Protector (40% of earnings at death)
0.40 × 2.50 × ($55,000) =	+55,000
Total death benefit of:	$255,000
•During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,500. The new purchase payment is less than one year old and so it has no effect on the EEB. The death benefit equals:
MAV death benefit amount (contract value):	$250,000
plus the Benefit Protector (40% of earnings at death)
0.40 × 2.50 × ($55,000) =	+55,000
Total death benefit of:	$305,000
•During the eleventh contract year the contract value remains $250,500 and the “new” purchase payment is now one year old. The value of the Benefit Protector changes. The death benefit equals:
MAV death benefit amount (contract value):	$250,500
plus the Benefit Protector which equals 40% of earnings at death (the standard ROPP death benefit amount minus remaining purchase payments):
0.40 × ($250,500 – $105,000) =	+58,200
Total death benefit of:	$308,700

RVS RAVA Apex Variable Annuity | Enhanced Legacy Benefit
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.75%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.00%
Offered Starting [Date]	Oct. 16, 2023
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Enhanced LegacySM Benefit
Purpose of Benefit [Text Block]	Increases the guaranteed death benefit to the greater of the MAV (i.e. the highest anniversary contract value) and ADB value (i.e purchase payments compounded at 5%), adjusted for any partial surrenders
Optional Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	1.75%
Standard Benefit Expense (of Other Amount), Current [Percent]	1.00%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.75%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.00%
Brief Restrictions / Limitations [Text Block]	•Available to owners age 75 and younger•Available with the Standard ROPP Death Benefit•Must be elected at contractissue•Not available with any other death benefit rider•Subject to Investment Allocation restrictions•No longer eligible to increase on any contract anniversary on or after your 81st (for ADB value) or 86th (for MAV) birthday•Withdrawals will proportionately reduce the benefit, which means your benefit could be reduced by more than the dollar amount of your withdrawals. Such reductions could be significant•Annuitizing the Contract terminates the benefit
Name of Benefit [Text Block]	Enhanced LegacySM Benefit
Operation of Benefit [Text Block]	Enhanced Legacy Benefit The Enhanced Legacy Benefit is an optional death benefit that you can add to your contract for an additional charge. The Enhanced Legacy Benefit may not be purchased with MAV, 5-year MAV or Benefit Protector Death Benefit riders. Also, loans will not be available if you purchase this optional benefit. This benefit is intended to provide additional guarantees that may increase the death benefit provided in the contract. If you are age 75 or younger at contract issue, you may choose to add this rider to your contract. The rider will terminate upon assignment or a change in ownership of the contract unless the new assignee or owner meets the qualifications specified in the Assignment and Change of Ownership section below (does not apply to contracts issued in California). The Enhanced Legacy Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values: 1.contract value after any rider charges have been deducted; or 2.the ROPP value; or 3.the Accumulation Death Benefit (ADB) value; or 4.the MAV. The Accumulation Death Benefit (ADB) is a component of the death benefit that is based on purchase payments increased by 5% on each anniversary through age 80 (adjusted for partial surrenders). For contracts issued in California, the following applies: •The benefits provided under this rider are only payable at the annuitant’s death and terms “you” or “your” refer to annuitant. •If the owner is a natural person, the owner and the annuitant must be the same at issue. The key terms and provisions of the Enhanced Legacy Benefit are: Covered Life Change: is either the continuation of the contract by a spouse under the spouse's option to continue contract provision or, in all states except California, an ownership change where an owner after the ownership change was not an owner prior to the change. Adjustments for Partial Surrenders: Adjustments for partial surrenders are calculated for the ROPP value, ADB value and MAV separately for each partial surrender using the following formula:
a × b	where:
c
a	=	the amount the contract value is reduced by the partial surrender
b	=	the applicable ROPP value, ADB value or MAV on the date of (but prior to) the partial surrender
c	=	the contract value on the date of (but prior to) the partial surrender.
	ROPP Value, ADB Value and MAV: are the total purchase payments on the contract issue date. Additional purchase payments will be added to the ROPP value, ADB value and MAV. Adjustments for partial surrenders (as calculated above) will be subtracted from the ROPP value, ADB value and MAV. The ROPP value, ADB value and MAV cannot be withdrawn in a lump sum. On each contract anniversary prior to your date of death the ADB value and MAV will be adjusted as follows: 1.On the first contract anniversary, we increase the ADB value by 5%, multiplied by the ADB value as of 60 days after the contract date. 2.On each contract anniversary after the first and prior to you reaching age 81, we increase the ADB value by 5%, multiplied by the prior contract anniversary’s ADB value. 3.On each contract anniversary prior to you reaching age 86, the MAV will be increased to the contract value (after rider charges are deducted) if greater. For a spouse who is age 75 or younger and continues the contract, the Enhanced Legacy Benefit will continue and the ROPP value, ADB value and MAV are reset to the contract value on the date of continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid. If your spouse is age 76 or older when the contract is continued, the Enhanced Legacy Benefit will terminate and the Standard Death Benefit will apply. After a covered life change other than for a spouse who continues the contract, if the owner is age 75 or younger, the Enhanced Legacy Benefit will continue and the ROPP value, ADB value and MAV are reset on the valuation date we receive your written request for the covered life change to the lesser of the contract value on that date after any rider charges have been deducted, and the applicable ROPP value, ADB value and MAV on that date (but prior to the reset). If the owner is age 76 or older at the time of the covered life change, the Enhanced Legacy Benefit will terminate and the Standard ROPP Death Benefit will apply. You should consider whether the Enhanced Legacy Benefit is appropriate for you because: •Investment Allocation Restrictions: This rider requires 100% allocation of purchase payments and your contract value to approved investment options, which are currently Portfolio Stabilizer funds and for application dates on or after 10/16/2023 certain Portfolio Navigator funds. This means that you will not be able to allocate contract value to all of the subaccounts that are available under the contract to contract owners who do not elect the rider. (See “Appendix A: Funds Available Under the Enhanced Legacy Benefit”). You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the investment option you have chosen. We reserve the right to limit the number of investment option changes per contract year. We also reserve the right to limit elective investment option changes if required to comply with the written instructions of a fund (see “Making the Most of Your Contract – Transferring Among Accounts – Market Timing”). We reserve the right to add, remove or substitute approved investment options at any time and in our sole discretion. Any substitution of funds may be subject to the SEC or state insurance departments approval. (See “Substitution of Investments”). •Limitation on Purchase payments: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. This may limit your ability to increase the contract value and death benefit. For current purchase payment restrictions, please see “Buying Your Contract — Purchase Payments”. Assignment and Change of Ownership Joint ownership and joint annuitants are not allowed while this rider is in force. In all states, except California, this rider will continue and the benefit amount may be reset if there is an assignment or a change of ownership and the owner or assignee is age 75 or younger. An assignment or change of ownership may also be made to a non-natural owner (e.g. an individual ownership changed to an irrevocable trust) or to a revocable trust, with either holding for the sole benefit of the prior owner. Assignments and ownership changes other than these will terminate the rider. For contracts issued in California, the benefits provided under this rider are only payable at the annuitant’s death. You may not change the annuitant while this rider is in force, unless you are the annuitant and your spouse becomes the owner and annuitant under the spousal continuation provision. Termination of the Rider The rider can only be terminated under the following circumstances: 1.After the death benefit is payable, unless the spouse continues the contract as described in the spouse’s option to continue contract provision, the rider will terminate. 2.For contracts issued in California, after the death benefit is payable, if you are not the annuitant, the rider will terminate. 3.Certain assignment and ownership changes as described in the Assignment and Change of Ownership provision will terminate the rider (does not apply to contracts issued in California). 4.On the annuitization start date the rider will terminate. 5.In relation to certain increases to the annual rider fee as described in the Enhanced Legacy Benefit Charge provision, your written request will terminate the rider. 6.Reduction of the contract value to zero will terminate the rider. 7.Termination of the contract for any reason will terminate the rider. Upon termination of this rider, any additional death benefit provided by the rider will not be payable upon your death. Upon termination, this rider may not be reinstated. For an example, please see Appendix C.
Calculation Method of Benefit [Text Block]	EXAMPLE – ENHANCED LEGACY BENEFIT Assumptions: •You purchase the contract with a payment of $25,000; and •on the first contract anniversary the total contract value is $25,750; and •100 days into the second contract year the total contract value is $24,300. You take a $1,500 (including surrender charge) partial surrender, leaving the contract value at $22,800. The partial year fee for the Enhanced Legacy Benefit on that day would be $64.10 ($24,629.63 x 0.95% x 100 / 365).
The death benefit, which is based on the greatest of four values, is calculated as follows:
1.	Contract value death benefit (contract value minus rider fees):$22,800.00 - $64.10 = $22,735.90	$22,735.90
2.	Purchase payments minus adjusted partial surrenders:
	Total purchase payments:	$25,000.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $25,000 =	–1,543.21
	$24,300
	for a death benefit of:	$23,456.79
3.	The MAV immediately preceding the date of death:
	The MAV on the immediately preceding anniversary:	$25,750.00
	plus purchase payments made since that anniversary:	+0.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $25,750 =	–1,589.51
	$24,300
	for a death benefit of:	$24,160.49
4.	The Accumulation Death Benefit value:
	The ADB value on the first contract anniversary calculated as: 1.05 × $25,000 =	$26,250.00
	plus purchase payments made since that anniversary:	+0.00
	minus adjusted partial surrender calculated as:
	$1,500 × $26,250 =	–1,620.37
	$24,300
	for a death benefit of:	$24,629.63

Enhanced Legacy Benefit, calculated as the greatest of these four values, which is the Accumulation Death Benefit value:		$24,629.63

RVS RAVA Apex Variable Annuity | Dollar Cost Averaging
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Allows the systematic transfer of a specified dollar amount among the subaccounts
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Transfers not available to the Special DCA fixed account
Name of Benefit [Text Block]	Dollar Cost Averaging
RVS RAVA Apex Variable Annuity | Special Dollar Cost Averaging SDCA
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Special Dollar Cost Averaging (SDCA)
Purpose of Benefit [Text Block]	Allows the systematic transfer from the Special DCA fixed account to one or more eligible subaccounts
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Must be funded with a purchase payment, not transferred contract value•Only 6-month and 12-month options are available•Transfers occur on a monthly basis and the first monthly transfer occurs one day after we receive your purchase payment•You may not use the Special DCA fixed account as a destination for the Special DCA monthly transfer.
Name of Benefit [Text Block]	Special Dollar Cost Averaging (SDCA)
RVS RAVA Apex Variable Annuity | Asset Rebalancing
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Asset Rebalancing
Purpose of Benefit [Text Block]	Allows you to have your investments periodically rebalanced among the subaccounts to your pre-selected percentages
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•You must have $2,000 in Contract Value to participate.•We require 30 days notice for you to change or cancel the program•You can request rebalancing to be done either quarterly, semiannually or annually
Name of Benefit [Text Block]	Asset Rebalancing
RVS RAVA Apex Variable Annuity | Income Guide
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Income Guide(no longer available for new enrollments effective July 1, 2026)
Purpose of Benefit [Text Block]	Provides reporting and monitoring of withdrawals you take from your annuity
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Contract owners must be at least age 50 and no older than age 85•Available only if the servicing broker-dealer on your contract is Ameriprise Financial Services, LLC•Not available if you are making substantially equal withdrawals•Not available if you have more than one systematic withdrawal program in place•Systematic withdrawals must be set up according to the all the terms of Income Guide•Your contract cannot have any loans
Name of Benefit [Text Block]	Income Guide(no longer available for new enrollments effective July 1, 2026)
RVS RAVA Apex Variable Annuity | Automated Partial Surrenders
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Automated Partial Surrenders
Purpose of Benefit [Text Block]	Allows automated partial surrenders from the contract
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Additional systematic payments are not allowed with automated partial surrenders•May result in income taxes and IRS penalty on all or a portion of the amounts surrendered
Name of Benefit [Text Block]	Automated Partial Surrenders
RVS RAVA Apex Variable Annuity | Hospital or Nursing Home Confinement
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Hospital or Nursing Home Confinement
Purpose of Benefit [Text Block]	Allows you to withdraw contract value without a surrender charge
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•You must be confined to a hospital or nursing home for the prior 60 days or confinement began within 30 days following a 60 day confinement period•You must be under age 76 on the contract application date and confinement must start after the contract issue date•Must receive your surrender request and written proof of confinement within 91 days after your release from the hospital or nursing home. If it is not reasonably possible to provide proof within such time, unless you are legally incapacitated, we must receive it as soon as possible and no later than one year after the 91 day period has expired.•Amount withdrawn must be paid directly to you
Name of Benefit [Text Block]	Hospital or Nursing Home Confinement
RVS RAVA Apex Variable Annuity | Accelerated Benefit Rider for Terminal Illness (ABR-TI)
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Terminal Illness Diagnosis
Purpose of Benefit [Text Block]	Allows you to withdraw contract value without a surrender charge
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Terminal Illness diagnosis must occur after the contract is issued•Must be terminally ill and not expected to live more than 12 months•Amount withdrawn must be after the first contract anniversary and must be paid directly to you
Name of Benefit [Text Block]	Terminal Illness Diagnosis
RVS RAVA Apex Variable Annuity | Standard ROPP Death Benefit
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Standard ROPP Death Benefit
Purpose of Benefit [Text Block]	Provides a guaranteed death benefit equal to the greater of the Return of Purchase Payment Value (ROPP) or Contract Value after any ridercharges have been deducted
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Withdrawals will proportionately reduce the benefit, which means your benefit could be reduced by more than the dollar amount of your withdrawals, and such reductions could be significant•Annuitizing the Contract terminates the benefit
Name of Benefit [Text Block]	Standard ROPP Death Benefit
Calculation Method of Benefit [Text Block]	Example – Standard ROPP Death Benefit Assumptions: •You purchase the contract with a payment of $20,000; and •on the first contract anniversary you make an additional purchase payment of $5,000; and •During the second contract year the contract value falls to $22,000 and you take a $1,500 (including surrender charge) partial surrender; and •During the third contract year the contract value grows to $23,000.
We calculate the Standard ROPP Death Benefit as follows:
Contract value at death:	$23,000.00
Purchase payments minus adjusted partial surrenders:
Total purchase payments:	$25,000.00
minus adjusted partial surrenders, calculated as:
$1,500 × $25,000 =	–1,704.54
$22,000
for a death benefit of:	$23,295.45
The Standard ROPP Death Benefit, calculated as the greatest of these two values:	$23,295.45

RVS RAVA Apex Variable Annuity | Contract Value Death Benefit
Item 4. Fee Table [Line Items]
Optional Benefit Expense, Footnotes [Text Block]	* For Contract Value Death Benefit, the Mortality and Expense Risk Fee does not vary by age
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Contract Value Death Benefit
Purpose of Benefit [Text Block]	Provides a minimum death benefit equal to the Contract Value
Optional Benefit Expense, Footnotes [Text Block]	* For Contract Value Death Benefit, the Mortality and Expense Risk Fee does not vary by age
Brief Restrictions / Limitations [Text Block]	•Annuitizing the Contract terminates the benefit•Only available for non-qualified contracts
Name of Benefit [Text Block]	Contract Value Death Benefit
RVS RAVA Apex Variable Annuity | Special DCA Fixed Account
Fixed Option Details [Line Items]
Fixed Option Details, Name	The Special DCA Fixed Account You may allocate purchase payments to the Special DCA fixed account. You may not transfer contract value to the Special DCA fixed account. You may allocate your entire purchase payment to the Special DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the Special DCA fixed account. In accordance with your investment instructions, we transfer amounts from the Special DCA fixed account to the subaccounts so that, at the end of the Special DCA fixed account term, the balance of the Special DCA fixed account is zero. The amount of each transfer equals the remaining Special DCA fixed account value on the date of the transfer divided by the number of remaining transfers in the program. You may not change the amount of transfers. The first Special DCA monthly transfer occurs one day after we receive your payment. The value of the Special DCA fixed account increases when we credit interest to the Special DCA fixed account, and decreases when we make monthly transfers from the Special DCA fixed account. When you allocate a purchase payment to the Special DCA fixed account, the interest rate applicable to that purchase payment will be the rate in effect for the Special DCA fixed account term you choose on the date we receive your purchase payment. The applicable interest rate is guaranteed for the length of the term for the Special DCA fixed account term you choose. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit interest only on the declining balance of the Special DCA fixed account; we do not credit interest on amounts that have been transferred from the Special DCA fixed account. As a result, the net effective interest rates we credit will be less than the declared annual effective rates. We credit and compound interest daily based on a full year so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment to the Special DCA fixed account is guaranteed for the term. Thereafter, we will change the rates from time to time at our discretion, but we will never credit a rate that is less than the fixed account guaranteed minimum interest rate. We also reserve the right to declare a Special DCA fixed account with a different duration. Alternatively, you may allocate your purchase payment to any combination of the following which equals one hundred percent of the amount you invest: •the Special DCA fixed account for a six month term; •the Special DCA fixed account for a twelve month term: •the approved investment options for the Enhanced Legacy Benefit; •unless you have elected the Enhanced Legacy Benefit, to the subaccounts, subject to investment minimums. Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another Special DCA fixed account and allocate new purchase payments to it. You may discontinue any Special DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the Special DCA fixed account: 1) to the approved investment options, if the Enhanced Legacy Benefit is elected, or 2) in accordance with your investment instructions to us if the Enhanced Legacy Benefit is not elected. Transfers are subject to investment minimums and other restrictions we may impose, including but not limited to, any limitations described in this prospectus on transfers (see “Transfer policies”). Dollar-cost averaging from the Special DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For an example of how Special DCA dollar-cost averaging works, see table below showing the Special DCA fixed account for a six-month term. How Special dollar-cost averaging works  <table cellpadding="0" cellspacing="0" style="border-top:1.5pt solid #FFFFFF;empty-cells:show;width:528pt;"> <tr style="height:29.75pt;"> <td style="padding-bottom:4pt;padding-top:4pt;vertical-align:Bottom;width:106.51pt;">  By spreading the investment over the term of the Special DCA </td> <td style="padding-bottom:4pt;padding-top:4pt;vertical-align:Bottom;width:73.84pt;">    </td> <td style="padding-bottom:4pt;padding-top:4pt;vertical-align:Bottom;width:61.84pt;">  Date </td> <td style="padding-bottom:4pt;padding-top:4pt;vertical-align:Bottom;width:52.23pt;">  SDCA Balance </td> <td style="padding-bottom:4pt;padding-top:4pt;vertical-align:Bottom;width:54.32pt;">  Portion Transferred </td> <td style="padding-bottom:4pt;padding-top:4pt;vertical-align:Bottom;width:54.32pt;">  Amount Transferred </td> <td style="padding-bottom:4pt;padding-top:4pt;vertical-align:Bottom;width:62.94pt;">  Accumulation unit value </td> <td style="padding-bottom:4pt;padding-top:4pt;vertical-align:Bottom;width:61.99pt;">  Number of units purchased </td></tr> <tr style="height:13.25pt;"> <td rowspan="3" style="border-bottom:1.5pt solid #FFFFFF;padding-bottom:2.375pt;padding-top:2.25pt;vertical-align:Middle;width:106.51pt;">  you automatically buy more units when the per unit market price is low </td> <td style="border-bottom:1.5pt solid #FFFFFF;padding-bottom:2.375pt;padding-top:2.25pt;vertical-align:Middle;white-space:nowrap;width:73.84pt;">    </td> <td style="background-color:#E5E5E5;border-bottom:1.5pt solid #FFFFFF;padding-bottom:2.375pt;padding-top:2.25pt;vertical-align:Middle;white-space:nowrap;width:61.84pt;">   Jan 15th </td> <td style="background-color:#E5E5E5;border-bottom:1.5pt solid #FFFFFF;padding-bottom:2.375pt;padding-top:2.25pt;vertical-align:Middle;white-space:nowrap;width:52.23pt;">   $5,000.00 </td> <td style="background-color:#E5E5E5;border-bottom:1.5pt solid #FFFFFF;padding-bottom:2.375pt;padding-top:2.25pt;vertical-align:Middle;white-space:nowrap;width:54.32pt;">    </td> <td style="background-color:#E5E5E5;border-bottom:1.5pt solid #FFFFFF;padding-bottom:2.375pt;padding-top:2.25pt;vertical-align:Middle;white-space:nowrap;width:54.32pt;">    </td> <td style="background-color:#E5E5E5;border-bottom:1.5pt solid #FFFFFF;padding-bottom:2.375pt;padding-top:2.25pt;vertical-align:Middle;white-space:nowrap;width:62.94pt;">    </td> <td style="background-color:#E5E5E5;border-bottom:1.5pt solid #FFFFFF;padding-bottom:2.375pt;padding-top:2.25pt;vertical-align:Middle;white-space:nowrap;width:61.99pt;">    </td></tr> <tr style="height:13.25pt;"> <td style="border-bottom:1.5pt solid #FFFFFF;padding-bottom:2.375pt;padding-top:2.375pt;vertical-align:Middle;white-space:nowrap;width:73.84pt;">    </td> <td style="background-color:#E5E5E5;border-bottom:1.5pt solid #FFFFFF;padding-bottom:2.375pt;padding-top:2.375pt;vertical-align:Middle;white-space:nowrap;width:61.84pt;">   Jan 16th </td> <td style="background-color:#E5E5E5;border-bottom:1.5pt solid #FFFFFF;padding-bottom:2.375pt;padding-top:2.375pt;vertical-align:Middle;white-space:nowrap;width:52.23pt;">   5,000.14 </td> <td style="background-color:#E5E5E5;border-bottom:1.5pt solid #FFFFFF;padding-bottom:2.375pt;padding-top:2.375pt;vertical-align:Middle;white-space:nowrap;width:54.32pt;">   1/6 </td> <td style="background-color:#E5E5E5;border-bottom:1.5pt solid #FFFFFF;padding-bottom:2.375pt;padding-top:2.375pt;vertical-align:Middle;white-space:nowrap;width:54.32pt;">   $833.36 </td> <td style="background-color:#E5E5E5;border-bottom:1.5pt solid #FFFFFF;padding-bottom:2.375pt;padding-top:2.375pt;vertical-align:Middle;white-space:nowrap;width:62.94pt;">   $18 </td> <td style="background-color:#E5E5E5;border-bottom:1.5pt solid #FFFFFF;padding-bottom:2.375pt;padding-top:2.375pt;vertical-align:Middle;white-space:nowrap;width:61.99pt;">   46.30 </td></tr> <tr style="height:13.25pt;"> <td style="border-bottom:1.5pt solid #FFFFFF;padding-bottom:2.375pt;padding-top:2.375pt;vertical-align:Middle;white-space:nowrap;width:73.84pt;">   → </td> <td style="background-color:#E5E5E5;border-bottom:1.5pt solid #FFFFFF;padding-bottom:2.375pt;padding-top:2.375pt;vertical-align:Middle;white-space:nowrap;width:61.84pt;">   Feb 16th </td> <td style="background-color:#E5E5E5;border-bottom:1.5pt solid #FFFFFF;padding-bottom:2.375pt;padding-top:2.375pt;vertical-align:Middle;white-space:nowrap;width:52.23pt;">   4,170.30 </td> <td style="background-color:#E5E5E5;border-bottom:1.5pt solid #FFFFFF;padding-bottom:2.375pt;padding-top:2.375pt;vertical-align:Middle;white-space:nowrap;width:54.32pt;">   1/5 </td> <td style="background-color:#E5E5E5;border-bottom:1.5pt solid #FFFFFF;padding-bottom:2.375pt;padding-top:2.375pt;vertical-align:Middle;white-space:nowrap;width:54.32pt;">   834.06 </td> <td style="background-color:#E5E5E5;border-bottom:1.5pt solid #FFFFFF;padding-bottom:2.375pt;padding-top:2.375pt;vertical-align:Middle;white-space:nowrap;width:62.94pt;">   15 </td> <td style="background-color:#E5E5E5;border-bottom:1.5pt solid #FFFFFF;padding-bottom:2.375pt;padding-top:2.375pt;vertical-align:Middle;white-space:nowrap;width:61.99pt;">   55.60 </td></tr> <tr style="height:13.25pt;"> <td rowspan="3" style="border-bottom:1.5pt solid #FFFFFF;padding-bottom:2.375pt;padding-top:2.375pt;vertical-align:Middle;width:106.51pt;">  and fewer units when the per unit market price is high. </td> <td style="border-bottom:1.5pt solid #FFFFFF;padding-bottom:2.375pt;padding-top:2.375pt;vertical-align:Middle;white-space:nowrap;width:73.84pt;">    </td> <td style="background-color:#E5E5E5;border-bottom:1.5pt solid #FFFFFF;padding-bottom:2.375pt;padding-top:2.375pt;vertical-align:Middle;white-space:nowrap;width:61.84pt;">   Mar 16th </td> <td style="background-color:#E5E5E5;border-bottom:1.5pt solid #FFFFFF;padding-bottom:2.375pt;padding-top:2.375pt;vertical-align:Middle;white-space:nowrap;width:52.23pt;">   3,338.79 </td> <td style="background-color:#E5E5E5;border-bottom:1.5pt solid #FFFFFF;padding-bottom:2.375pt;padding-top:2.375pt;vertical-align:Middle;white-space:nowrap;width:54.32pt;">   1/4 </td> <td style="background-color:#E5E5E5;border-bottom:1.5pt solid #FFFFFF;padding-bottom:2.375pt;padding-top:2.375pt;vertical-align:Middle;white-space:nowrap;width:54.32pt;">   834.70 </td> <td style="background-color:#E5E5E5;border-bottom:1.5pt solid #FFFFFF;padding-bottom:2.375pt;padding-top:2.375pt;vertical-align:Middle;white-space:nowrap;width:62.94pt;">   19 </td> <td style="background-color:#E5E5E5;border-bottom:1.5pt solid #FFFFFF;padding-bottom:2.375pt;padding-top:2.375pt;vertical-align:Middle;white-space:nowrap;width:61.99pt;">   43.93 </td></tr> <tr style="height:13.25pt;"> <td style="border-bottom:1.5pt solid #FFFFFF;padding-bottom:2.375pt;padding-top:2.375pt;vertical-align:Middle;white-space:nowrap;width:73.84pt;">    </td> <td style="background-color:#E5E5E5;border-bottom:1.5pt solid #FFFFFF;padding-bottom:2.375pt;padding-top:2.375pt;vertical-align:Middle;white-space:nowrap;width:61.84pt;">   April 16th </td> <td style="background-color:#E5E5E5;border-bottom:1.5pt solid #FFFFFF;padding-bottom:2.375pt;padding-top:2.375pt;vertical-align:Middle;white-space:nowrap;width:52.23pt;">   2,506.20 </td> <td style="background-color:#E5E5E5;border-bottom:1.5pt solid #FFFFFF;padding-bottom:2.375pt;padding-top:2.375pt;vertical-align:Middle;white-space:nowrap;width:54.32pt;">   1/3 </td> <td style="background-color:#E5E5E5;border-bottom:1.5pt solid #FFFFFF;padding-bottom:2.375pt;padding-top:2.375pt;vertical-align:Middle;white-space:nowrap;width:54.32pt;">   835.40 </td> <td style="background-color:#E5E5E5;border-bottom:1.5pt solid #FFFFFF;padding-bottom:2.375pt;padding-top:2.375pt;vertical-align:Middle;white-space:nowrap;width:62.94pt;">   17 </td> <td style="background-color:#E5E5E5;border-bottom:1.5pt solid #FFFFFF;padding-bottom:2.375pt;padding-top:2.375pt;vertical-align:Middle;white-space:nowrap;width:61.99pt;">   49.14 </td></tr> <tr style="height:13.25pt;"> <td style="border-bottom:1.5pt solid #FFFFFF;padding-bottom:2.375pt;padding-top:2.375pt;vertical-align:Middle;white-space:nowrap;width:73.84pt;">   → </td> <td style="background-color:#E5E5E5;border-bottom:1.5pt solid #FFFFFF;padding-bottom:2.375pt;padding-top:2.375pt;vertical-align:Middle;white-space:nowrap;width:61.84pt;">   May 16th </td> <td style="background-color:#E5E5E5;border-bottom:1.5pt solid #FFFFFF;padding-bottom:2.375pt;padding-top:2.375pt;vertical-align:Middle;white-space:nowrap;width:52.23pt;">   1,672.17 </td> <td style="background-color:#E5E5E5;border-bottom:1.5pt solid #FFFFFF;padding-bottom:2.375pt;padding-top:2.375pt;vertical-align:Middle;white-space:nowrap;width:54.32pt;">   1/2 </td> <td style="background-color:#E5E5E5;border-bottom:1.5pt solid #FFFFFF;padding-bottom:2.375pt;padding-top:2.375pt;vertical-align:Middle;white-space:nowrap;width:54.32pt;">   836.09 </td> <td style="background-color:#E5E5E5;border-bottom:1.5pt solid #FFFFFF;padding-bottom:2.375pt;padding-top:2.375pt;vertical-align:Middle;white-space:nowrap;width:62.94pt;">   21 </td> <td style="background-color:#E5E5E5;border-bottom:1.5pt solid #FFFFFF;padding-bottom:2.375pt;padding-top:2.375pt;vertical-align:Middle;white-space:nowrap;width:61.99pt;">   39.81 </td></tr> <tr style="height:9.25pt;"> <td style="padding-bottom:1.5pt;padding-top:2.375pt;vertical-align:Middle;width:106.51pt;">    </td> <td style="padding-bottom:1.5pt;padding-top:2.375pt;vertical-align:Middle;white-space:nowrap;width:73.84pt;">    </td> <td style="background-color:#E5E5E5;padding-bottom:1.5pt;padding-top:2.375pt;vertical-align:Middle;white-space:nowrap;width:61.84pt;">   Jun 16th </td> <td style="background-color:#E5E5E5;padding-bottom:1.5pt;padding-top:2.375pt;vertical-align:Middle;white-space:nowrap;width:52.23pt;">   836.79 </td> <td style="background-color:#E5E5E5;padding-bottom:1.5pt;padding-top:2.375pt;vertical-align:Middle;white-space:nowrap;width:54.32pt;">   1/1 </td> <td style="background-color:#E5E5E5;padding-bottom:1.5pt;padding-top:2.375pt;vertical-align:Middle;white-space:nowrap;width:54.32pt;">   836.79 </td> <td style="background-color:#E5E5E5;padding-bottom:1.5pt;padding-top:2.375pt;vertical-align:Middle;white-space:nowrap;width:62.94pt;">   20 </td> <td style="background-color:#E5E5E5;padding-bottom:1.5pt;padding-top:2.375pt;vertical-align:Middle;white-space:nowrap;width:61.99pt;">   41.84 </td></tr></table>You paid an average price of $18.11 per unit over the 6 months, while the average market price actually was $18.33.
Fixed Option Details, Description [Text Block]	The Special DCA Fixed Account You may allocate purchase payments to the Special DCA fixed account. You may not transfer contract value to the Special DCA fixed account. You may allocate your entire purchase payment to the Special DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the Special DCA fixed account. In accordance with your investment instructions, we transfer amounts from the Special DCA fixed account to the subaccounts so that, at the end of the Special DCA fixed account term, the balance of the Special DCA fixed account is zero. The amount of each transfer equals the remaining Special DCA fixed account value on the date of the transfer divided by the number of remaining transfers in the program. You may not change the amount of transfers. The first Special DCA monthly transfer occurs one day after we receive your payment. The value of the Special DCA fixed account increases when we credit interest to the Special DCA fixed account, and decreases when we make monthly transfers from the Special DCA fixed account. When you allocate a purchase payment to the Special DCA fixed account, the interest rate applicable to that purchase payment will be the rate in effect for the Special DCA fixed account term you choose on the date we receive your purchase payment. The applicable interest rate is guaranteed for the length of the term for the Special DCA fixed account term you choose. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit interest only on the declining balance of the Special DCA fixed account; we do not credit interest on amounts that have been transferred from the Special DCA fixed account. As a result, the net effective interest rates we credit will be less than the declared annual effective rates. We credit and compound interest daily based on a full year so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment to the Special DCA fixed account is guaranteed for the term. Thereafter, we will change the rates from time to time at our discretion, but we will never credit a rate that is less than the fixed account guaranteed minimum interest rate. We also reserve the right to declare a Special DCA fixed account with a different duration. Alternatively, you may allocate your purchase payment to any combination of the following which equals one hundred percent of the amount you invest: •the Special DCA fixed account for a six month term; •the Special DCA fixed account for a twelve month term: •the approved investment options for the Enhanced Legacy Benefit; •unless you have elected the Enhanced Legacy Benefit, to the subaccounts, subject to investment minimums. Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another Special DCA fixed account and allocate new purchase payments to it. You may discontinue any Special DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the Special DCA fixed account: 1) to the approved investment options, if the Enhanced Legacy Benefit is elected, or 2) in accordance with your investment instructions to us if the Enhanced Legacy Benefit is not elected. Transfers are subject to investment minimums and other restrictions we may impose, including but not limited to, any limitations described in this prospectus on transfers (see “Transfer policies”). Dollar-cost averaging from the Special DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For an example of how Special DCA dollar-cost averaging works, see table below showing the Special DCA fixed account for a six-month term. How Special dollar-cost averaging works
By spreading the investment over the term of the Special DCA		Date	SDCA Balance	Portion Transferred	Amount Transferred	Accumulation unit value	Number of units purchased
you automatically buy more units when the per unit market price is low		Jan 15th	$5,000.00
		Jan 16th	5,000.14	1/6	$833.36	$18	46.30
	→	Feb 16th	4,170.30	1/5	834.06	15	55.60
and fewer units when the per unit market price is high.		Mar 16th	3,338.79	1/4	834.70	19	43.93
		April 16th	2,506.20	1/3	835.40	17	49.14
	→	May 16th	1,672.17	1/2	836.09	21	39.81
		Jun 16th	836.79	1/1	836.79	20	41.84
	You paid an average price of $18.11 per unit over the 6 months, while the average market price actually was $18.33.
Fixed Option Details, Interest Crediting [Line Items]
Fixed Option Details, Interest Crediting [Text Block]	The value of the Special DCA fixed account increases when we credit interest to the Special DCA fixed account, and decreases when we make monthly transfers from the Special DCA fixed account. When you allocate a purchase payment to the Special DCA fixed account, the interest rate applicable to that purchase payment will be the rate in effect for the Special DCA fixed account term you choose on the date we receive your purchase payment. The applicable interest rate is guaranteed for the length of the term for the Special DCA fixed account term you choose. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit interest only on the declining balance of the Special DCA fixed account; we do not credit interest on amounts that have been transferred from the Special DCA fixed account. As a result, the net effective interest rates we credit will be less than the declared annual effective rates. We credit and compound interest daily based on a full year so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment to the Special DCA fixed account is guaranteed for the term. Thereafter, we will change the rates from time to time at our discretion, but we will never credit a rate that is less than the fixed account guaranteed minimum interest rate. We also reserve the right to declare a Special DCA fixed account with a different duration.
Fixed Option Details, Term [Text Block]	You may allocate your entire purchase payment to the Special DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the Special DCA fixed account.
Fixed Option Details, Investor Reallocation [Text Block]	Alternatively, you may allocate your purchase payment to any combination of the following which equals one hundred percent of the amount you invest: •the Special DCA fixed account for a six month term; •the Special DCA fixed account for a twelve month term: •the approved investment options for the Enhanced Legacy Benefit; •unless you have elected the Enhanced Legacy Benefit, to the subaccounts, subject to investment minimums. Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another Special DCA fixed account and allocate new purchase payments to it.
Fixed Option Details, Default Reallocation [Text Block]	You may discontinue any Special DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the Special DCA fixed account: 1) to the approved investment options, if the Enhanced Legacy Benefit is elected, or 2) in accordance with your investment instructions to us if the Enhanced Legacy Benefit is not elected. Transfers are subject to investment minimums and other restrictions we may impose, including but not limited to, any limitations described in this prospectus on transfers (see “Transfer policies”).
RVS RAVA Apex Variable Annuity | Special DCA Fixed Account | Point To Point 6 Months
Fixed Option [Line Items]
Fixed Option Available, Name	Special DCA Fixed Account
Fixed Option Available, Term	6 months
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]		2.40%	2.65%	3.00%	2.95%
RVS RAVA Apex Variable Annuity | Special DCA Fixed Account | Point To Point 1 Year
Fixed Option [Line Items]
Fixed Option Available, Name	Special DCA Fixed Account
Fixed Option Available, Term	1 year
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]		2.40%	2.65%	3.00%	2.95%
RVS RAVA Apex Variable Annuity | Fixed Account
Fixed Option Details [Line Items]
Fixed Option Details, Description [Text Block]	The Fixed AccountAmounts allocated to the fixed account are part of our general account. The fixed account includes the Special DCA fixed account. We credit interest daily on amounts you allocate to the fixed account at rates we determine from time to time at our discretion. Interest rates credited in excess of the guaranteed rate generally will be based on various factors related to future investment earnings. The fixed account guaranteed minimum interest rate on amounts invested in the fixed account may vary by state and contract issue year, but it will be shown on your Contract Data page and will never be less than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are subject to the creditworthiness and continued claims-paying ability of RiverSource Life. Information regarding the fixed account option, including (i) its name, (ii) its terms, and (iii) its historical guaranteed minimum interest rates may be found in Appendix A to this prospectus. Because of exemptive and exclusionary provisions, we have not registered interests in the fixed account as securities under the Securities Act of 1933 nor have any of these accounts been registered as investment companies under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in the fixed account are subject to the provisions of these Acts. The fixed account has not been registered with the SEC. Disclosures regarding the fixed account, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.
RVS RAVA Apex Variable Annuity | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. You can lose money by investing in this Contract including loss of principal.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risk of Loss. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
RVS RAVA Apex Variable Annuity | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No.•The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis.•The Contract has surrender charges that may apply for the first five, seven or ten year period after each purchase payment. The surrender charges may reduce the value of your Contract if you withdraw money during surrender charge period. Surrenders may also reduce contract guarantees.•Surrenders may also be subject to taxes and tax penalties.•The benefits of tax deferral and long-term income mean the contract is generally more beneficial to investors with a long term investment horizon.
RVS RAVA Apex Variable Annuity | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	•An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.•Each investment option (including under any fixed account investment options) has its own unique risks.•You should review the investment options before making any investment decisions.
RVS RAVA Apex Variable Annuity | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Any obligations (including under the Fixed Account), guarantees or benefits we may provide under the contract that exceed the value of amounts held in the Variable Account are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about RiverSource Life, including our financial strength ratings, is available by contacting us at 1-800-862-7919.
RVS RAVA Apex Variable Annuity | Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Changes Risk. We reserve the right to make certain changes in the future, subject to applicable law. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. We reserve the right to add, remove or substitute approved investment options at any time and in our sole discretion. We reserve the right to close or restrict approved investment options in our sole discretion.
RVS RAVA Apex Variable Annuity | Short-Term Investment Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Short-Term Investment Risk. This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income means that this contract is more beneficial to investors with a long-term investment horizon.
RVS RAVA Apex Variable Annuity | Withdrawal Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the contract. Withdrawals may be subject to a significant surrender charge , depending on the option you select. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A withdrawal may reduce the value of your standard and optional benefits. In addition, a withdrawal could reduce the value of certain optional death benefits by an amount greater than the amount withdrawn. A total withdrawal (surrender) will result in the termination of your contract.
RVS RAVA Apex Variable Annuity | Subaccount Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Subaccount Risk. Amounts that you invest in the subaccounts are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the subaccounts that you select make money, your contract value goes up, and if they lose money, your contract value goes down. Each subaccount’s performance depends on the performance of its underlying Fund. Each underlying Fund has its own investment risks, and you are exposed to the Fund’s investment risks when you invest in a subaccount. You are responsible for selecting subaccounts that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. For risks associated with the Special DCA Fixed Account, see Financial Strength and Claims-Paying Ability Risk below.
RVS RAVA Apex Variable Annuity | Selection Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Selection Risk. The optional benefits under the contract were designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose, or may not have chosen, the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may not be elected after your contract is issued. In addition, if you elected an optional benefit and if the contingencies upon which the benefit depend never occur, you will have paid for an optional benefit that did not provide a financial benefit. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit.
RVS RAVA Apex Variable Annuity | Investment Restrictions Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Investment Restrictions Risk. The optional Enhanced Legacy Benefit limits the investment options that are available to you and limits your ability to take certain actions under the contract. These investment requirements are designed to reduce our risk that we will have to make payments to you from our own assets. In turn, they may also limit the potential growth of your contract value and the potential growth of your guaranteed benefits. This may conflict with your personal investment objectives.
RVS RAVA Apex Variable Annuity | Managed Volatility Fund Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Managed Volatility Fund Risk. The Portfolio Stabilizer funds are managed volatility funds that employ a strategy designed to reduce overall volatility and downside risk. These risk management techniques help us manage our financial risks associated with the contract’s guarantees, like death benefits, because they reduce the incidence of extreme outcomes including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your contract value and the potential growth of your guaranteed benefits and may therefore conflict with your personal investment objectives. Certain Funds advised by our affiliate, Columbia Management, employ such risk management strategies. If you elect the Enhanced Legacy Benefit, we require you to invest in these funds, which may limit your ability to increase your benefit. Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds.
RVS RAVA Apex Variable Annuity | Purchase Payment Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Purchase Payment Risk. Your ability to make subsequent purchase payments is subject to restrictions. We reserve the right to limit, restrict, suspend, or reject purchase payments, including in certain contract years or based on age, and in conjunction with the optional Enhanced Legacy Benefit, with written notice. Also, our prior approval may be required before accepting certain purchase payments. We reserve the right to limit certain annuity features (for example, investment options) if prior approval is required. There is no guarantee that you will always be permitted to make purchase payments.
RVS RAVA Apex Variable Annuity | Financial Strength and Claims Paying Ability Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Financial Strength and Claims-Paying Ability Risk. All guarantees under the contract that are paid from our general account are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
RVS RAVA Apex Variable Annuity | Cybersecurity Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cybersecurity Risk. Increasingly, businesses are dependent on the continuity, security, and effective operation of various technology systems. The nature of our business depends on the continued effective operation of our systems and those of our business partners. This dependence makes us susceptible to operational and information security risks from cyber-attacks. These risks may include the following: •the corruption or destruction of data; •theft, misuse or dissemination of data to the public, including your information we hold; and •denial of service attacks on our website or other forms of attacks on our systems and the software and hardware we use to run them. These attacks and their consequences can negatively impact your contract, your privacy, your ability to conduct transactions on your contract, or your ability to receive timely service from us. The risk of cyberattacks may be higher during periods of geopolitical turmoil. There can be no assurance that we, the underlying funds in your contract, or our other business partners will avoid losses affecting your contract due to any successful cyber-attacks or information security breaches.
RVS RAVA Apex Variable Annuity | Potential Adverse Tax Consequences
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Potential Adverse Tax Consequences. Tax considerations vary by individual facts and circumstances. Tax rules may change without notice. Generally, earnings under your contract are taxed at ordinary income tax rates when withdrawn. You may have to pay a tax penalty if you take a withdrawal before age 59 ½. If you purchase a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral beyond what is provided in that retirement plan. Consult a tax professional.
RVS RAVA Apex Variable Annuity | Ten-year schedule
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	8.00%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 10,450
Surrender Expense, 1 Year, Minimum [Dollars]	8,834
Surrender Expense, 3 Years, Maximum [Dollars]	16,059
Surrender Expense, 3 Years, Minimum [Dollars]	11,070
Surrender Expense, 5 Years, Maximum [Dollars]	20,855
Surrender Expense, 5 Years, Minimum [Dollars]	12,005
Surrender Expense, 10 Years, Maximum [Dollars]	33,325
Surrender Expense, 10 Years, Minimum [Dollars]	15,348
Annuitized Expense, 1 Year, Maximum [Dollars]	3,048
Annuitized Expense, 1 Year, Minimum [Dollars]	1,292
Annuitized Expense, 3 Years, Maximum [Dollars]	9,322
Annuitized Expense, 3 Years, Minimum [Dollars]	4,020
Annuitized Expense, 5 Years, Maximum [Dollars]	15,840
Annuitized Expense, 5 Years, Minimum [Dollars]	6,955
Annuitized Expense, 10 Years, Maximum [Dollars]	33,275
Annuitized Expense, 10 Years, Minimum [Dollars]	15,298
No Surrender Expense, 1 Year, Maximum [Dollars]	3,048
No Surrender Expense, 1 Year, Minimum [Dollars]	1,292
No Surrender Expense, 3 Years, Maximum [Dollars]	9,322
No Surrender Expense, 3 Years, Minimum [Dollars]	4,020
No Surrender Expense, 5 Years, Maximum [Dollars]	15,840
No Surrender Expense, 5 Years, Minimum [Dollars]	6,955
No Surrender Expense, 10 Years, Maximum [Dollars]	33,275
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 15,298
RVS RAVA Apex Variable Annuity | Ten-year schedule | Standard ROPP Death Benefit Ages 0-80 less than 1mil
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.95%
RVS RAVA Apex Variable Annuity | Ten-year schedule | Standard ROPP Death Benefit Ages 0-80 greater than 1mil
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.85%
RVS RAVA Apex Variable Annuity | Ten-year schedule | Standard ROPP Death Benefit Ages 81plus less than 1mil
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.30%
RVS RAVA Apex Variable Annuity | Ten-year schedule | Standard ROPP Death Benefit Ages 81plus greater than 1mil
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.20%
RVS RAVA Apex Variable Annuity | Ten-year schedule | Contract Value Death Benefit All Ages less than 1mil
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.75%
RVS RAVA Apex Variable Annuity | Ten-year schedule | Contract Value Death Benefit All Ages greater than 1mill
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.65%
RVS RAVA Apex Variable Annuity | Seven-year schedule
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	7.00%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,625
Surrender Expense, 1 Year, Minimum [Dollars]	7,993
Surrender Expense, 3 Years, Maximum [Dollars]	15,386
Surrender Expense, 3 Years, Minimum [Dollars]	10,385
Surrender Expense, 5 Years, Maximum [Dollars]	20,337
Surrender Expense, 5 Years, Minimum [Dollars]	11,541
Surrender Expense, 10 Years, Maximum [Dollars]	34,276
Surrender Expense, 10 Years, Minimum [Dollars]	16,484
Annuitized Expense, 1 Year, Maximum [Dollars]	3,149
Annuitized Expense, 1 Year, Minimum [Dollars]	1,394
Annuitized Expense, 3 Years, Maximum [Dollars]	9,622
Annuitized Expense, 3 Years, Minimum [Dollars]	4,335
Annuitized Expense, 5 Years, Maximum [Dollars]	16,335
Annuitized Expense, 5 Years, Minimum [Dollars]	7,491
Annuitized Expense, 10 Years, Maximum [Dollars]	34,226
Annuitized Expense, 10 Years, Minimum [Dollars]	16,434
No Surrender Expense, 1 Year, Maximum [Dollars]	3,149
No Surrender Expense, 1 Year, Minimum [Dollars]	1,394
No Surrender Expense, 3 Years, Maximum [Dollars]	9,622
No Surrender Expense, 3 Years, Minimum [Dollars]	4,335
No Surrender Expense, 5 Years, Maximum [Dollars]	16,335
No Surrender Expense, 5 Years, Minimum [Dollars]	7,491
No Surrender Expense, 10 Years, Maximum [Dollars]	34,226
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 16,434
RVS RAVA Apex Variable Annuity | Seven-year schedule | Standard ROPP Death Benefit Ages 0-80 less than 1mil
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.05%
RVS RAVA Apex Variable Annuity | Seven-year schedule | Standard ROPP Death Benefit Ages 0-80 greater than 1mil
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.95%
RVS RAVA Apex Variable Annuity | Seven-year schedule | Standard ROPP Death Benefit Ages 81plus less than 1mil
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.40%
RVS RAVA Apex Variable Annuity | Seven-year schedule | Standard ROPP Death Benefit Ages 81plus greater than 1mil
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.30%
RVS RAVA Apex Variable Annuity | Seven-year schedule | Contract Value Death Benefit All Ages less than 1mil
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.85%
RVS RAVA Apex Variable Annuity | Seven-year schedule | Contract Value Death Benefit All Ages greater than 1mill
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.75%
RVS RAVA Apex Variable Annuity | Five-year schedule
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	7.00%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,720
Surrender Expense, 1 Year, Minimum [Dollars]	8,088
Surrender Expense, 3 Years, Maximum [Dollars]	15,669
Surrender Expense, 3 Years, Minimum [Dollars]	10,699
Surrender Expense, 5 Years, Maximum [Dollars]	16,878
Surrender Expense, 5 Years, Minimum [Dollars]	8,075
Surrender Expense, 10 Years, Maximum [Dollars]	35,218
Surrender Expense, 10 Years, Minimum [Dollars]	17,609
Annuitized Expense, 1 Year, Maximum [Dollars]	3,251
Annuitized Expense, 1 Year, Minimum [Dollars]	1,497
Annuitized Expense, 3 Years, Maximum [Dollars]	9,923
Annuitized Expense, 3 Years, Minimum [Dollars]	4,649
Annuitized Expense, 5 Years, Maximum [Dollars]	16,828
Annuitized Expense, 5 Years, Minimum [Dollars]	8,025
Annuitized Expense, 10 Years, Maximum [Dollars]	35,168
Annuitized Expense, 10 Years, Minimum [Dollars]	17,559
No Surrender Expense, 1 Year, Maximum [Dollars]	3,251
No Surrender Expense, 1 Year, Minimum [Dollars]	1,497
No Surrender Expense, 3 Years, Maximum [Dollars]	9,923
No Surrender Expense, 3 Years, Minimum [Dollars]	4,649
No Surrender Expense, 5 Years, Maximum [Dollars]	16,828
No Surrender Expense, 5 Years, Minimum [Dollars]	8,025
No Surrender Expense, 10 Years, Maximum [Dollars]	35,168
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 17,559
RVS RAVA Apex Variable Annuity | Five-year schedule | Standard ROPP Death Benefit Ages 0-80 less than 1mil
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.15%
RVS RAVA Apex Variable Annuity | Five-year schedule | Standard ROPP Death Benefit Ages 0-80 greater than 1mil
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.05%
RVS RAVA Apex Variable Annuity | Five-year schedule | Standard ROPP Death Benefit Ages 81plus less than 1mil
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.50%
RVS RAVA Apex Variable Annuity | Five-year schedule | Standard ROPP Death Benefit Ages 81plus greater than 1mil
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.40%
RVS RAVA Apex Variable Annuity | Five-year schedule | Contract Value Death Benefit All Ages less than 1mil
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.95%
RVS RAVA Apex Variable Annuity | Five-year schedule | Contract Value Death Benefit All Ages greater than 1mill
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.85%